UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

John M. McCann, Esq.

TIAA SEPARATE ACCOUNT VA-1

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

Semiannual Report ◾ June 30, 2021 TIAA Separate Account VA-1 The semiannual report contains the financial statements (unaudited).

Stock Index Account

Understanding this report

This semiannual report contains information about the TIAA Separate Account VA-1 of Teachers Insurance and Annuity Association of America (TIAA) and made available through TIAA’s Teachers Personal Annuity variable annuity contract, and describes the Separate Account’s results for the six months ended June 30, 2021. The report contains three main sections:

•	The Separate Account performance section compares the Separate Account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the Separate Account had investments as of June 30, 2021.
•	The financial statements provide detailed information about the operations and financial condition of the Separate Account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Separate Account, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

TIAA Separate Account VA-1  ◾  2021 Semiannual Report     3

Information for contractowners

Portfolio holdings

The summary portfolio of investments for the TIAA Separate Account VA-1 begins on page 10 of this report. You can obtain a complete list of the holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA Separate Account VA-1’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the Account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Account.

4     2021 Semiannual Report  ◾  TIAA Separate Account VA-1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other Account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2021–June 30, 2021).

Actual expenses

The first line in the table uses the Account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical Account values and expenses based on the Account’s actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

TIAA Separate Account VA-1  ◾  2021 Semiannual Report     5

Important information about expenses

Expense example

Six months ended June 30, 2021

Stock Index Account	Beginning account value (1/1/21)	Ending account value (6/30/21)	Expenses paid during period* (1/1/21–6/30/21)
Actual return	$1,000.00	$1,147.07	$3.99
5% annual hypothetical return	1,000.00	1,021.08	3.76

*

“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2021. The Account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the Account’s investment adviser to waive a portion of its fee. Without such waiver, the Account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the Account’s benchmark

The Account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Account’s latest prospectus.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

6      2021 Semiannual Report  ∎  TIAA Separate Account VA-1

Stock Index Account

Performance for the six months ended June 30, 2021

The Stock Index Account returned 14.71% for the period, compared with the 15.11% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2021, the Account returned 43.09%, versus 44.16% for the index.

For the six-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

The U.S. economy grew at a solid pace during the period, extending its recovery from the impact of the COVID-19 pandemic. The unemployment rate declined from 6.3% in January 2021 to 5.9% in June. Core inflation, which includes all items except food and energy, rose 4.5% over the twelve months ended June 30, 2021. The Federal Reserve left the federal funds target rate unchanged during the period, maintaining the key short-term interest-rate measure at 0.00%–0.25%. Crude oil prices rose sharply, reaching their highest level since October 2018.

The U.S. stock market, as measured by the Russell 3000 Index, generated double-digit gains for the period. Value stocks outperformed growth shares, while small-cap equities outperformed larger stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

All benchmark sectors advanced

All eleven industry sectors in the Russell 3000 Index posted gains for the six months. Energy (up 48.0%) delivered the strongest return, helped by the steep increase in oil prices. Information technology (up 12.9%)—the benchmark’s largest sector—was the top contributor to the index’s return. The next-largest contributors were financials (up 24.8%) and communication services (up 19.3%). Together, these four sectors represented more than one-half of the benchmark’s total market capitalization on June 30, 2021. The worst performers were utilities (up 2.4%) and consumer staples (up 5.8%), two defensive sectors that tend to lag when the economy is accelerating.

For the six-month period, three of the five largest stocks in the Russell 3000 Index registered impressive gains that exceeded the overall return of the benchmark. Alphabet (the parent company of Google) and Facebook performed best, as both companies benefited from strong growth in spending on digital advertising. Next in line was Microsoft, which experienced robust demand for its cloud-computing services and video gaming products. Amazon.com and Apple generated gains but lagged the benchmark.

TIAA Separate Account VA-1  ◾  2021 Semiannual Report     7

Stock Index Account

Performance as of June 30, 2021

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years
Stock Index Account	11/1/94	14.71%	43.09%	17.01%	13.87%
Russell 3000® Index	—	15.11	44.16	17.89	14.70

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org. The Account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the Account would have been higher and its performance lower. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Portfolio composition

Sector	% of net assets as of 6/30/2021
Information technology	26.3
Health care	13.5
Consumer discretionary	12.1
Financials	11.5
Communication services	10.0
Industrials	9.4
Consumer staples	5.3
Real estate	3.3
Energy	2.8
Materials	2.5
Utilities	2.3
Short-term investments, other assets & liabilities, net	1.0
Total	100.0

8      2021 Semiannual Report  ∎  TIAA Separate Account VA-1

Stock Index Account

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2021
More than $50 billion	65.2
More than $15 billion–$50 billion	19.6
More than $2 billion–$15 billion	13.1
$2 billion or less	2.1
Total	100.0

TIAA Separate Account VA-1  ◾  2021 Semiannual Report     9

Summary portfolio of investments (unaudited)

Stock Index Account  ▪  June 30, 2021

Principal		Issuer		Value (000)	% of net assets

BONDS

CORPORATE BONDS
DIVERSIFIED FINANCIALS				$1	0.0%

		TOTAL CORPORATE BONDS	(Cost $1)	1	0.0

		TOTAL BONDS	(Cost $1)	1	0.0

Shares		Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS
23,488	*	Tesla, Inc		15,965	1.2
		Other		8,436	0.6

				24,401	1.8

BANKS
228,256		Bank of America Corp		9,411	0.7
91,011		JPMorgan Chase & Co		14,156	1.0
124,223		Wells Fargo & Co		5,626	0.4
		Other		30,679	2.3

				59,872	4.4

CAPITAL GOODS				83,472	6.2

COMMERCIAL & PROFESSIONAL SERVICES				16,143	1.2

CONSUMER DURABLES & APPAREL
37,522		Nike, Inc (Class B)		5,797	0.4
		Other		14,782	1.1

				20,579	1.5

CONSUMER SERVICES
22,559		McDonald’s Corp		5,211	0.4
		Other		24,762	1.8

				29,973	2.2

DIVERSIFIED FINANCIALS
56,742	*	Berkshire Hathaway, Inc (Class B)		15,770	1.2
		Other		52,771	3.9

				68,541	5.1

ENERGY
58,572		Chevron Corp		6,135	0.5
128,248		Exxon Mobil Corp		8,090	0.6
		Other		23,029	1.7

				37,254	2.8

FOOD & STAPLES RETAILING
13,402		Costco Wholesale Corp		5,303	0.4
42,933		Walmart, Inc		6,054	0.5
		Other		4,637	0.3

				15,994	1.2

10	2021 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2021

Shares		Company	Value (000)	% of net assets

FOOD, BEVERAGE & TOBACCO
117,722		Coca-Cola Co	$6,370	0.5%
41,880		PepsiCo, Inc	6,205	0.5
		Other	24,623	1.8

			37,198	2.8

HEALTH CARE EQUIPMENT & SERVICES
52,583		Abbott Laboratories	6,096	0.5
19,199		Danaher Corp	5,152	0.4
40,615		Medtronic plc	5,042	0.4
28,454		UnitedHealth Group, Inc	11,394	0.8
		Other	56,390	4.1

			84,074	6.2

HOUSEHOLD & PERSONAL PRODUCTS
73,602		Procter & Gamble Co	9,931	0.7
		Other	8,115	0.6

			18,046	1.3

INSURANCE			26,794	2.0

MATERIALS			33,191	2.5

MEDIA & ENTERTAINMENT
9,104	*	Alphabet, Inc (Class A)	22,230	1.6
8,584	*	Alphabet, Inc (Class C)	21,514	1.6
137,840		Comcast Corp (Class A)	7,860	0.6
72,442	*	Facebook, Inc	25,189	1.9
13,074	*	Netflix, Inc	6,906	0.5
54,965	*	Walt Disney Co	9,661	0.7
		Other	25,218	1.9

			118,578	8.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
53,459		AbbVie, Inc	6,022	0.4
25,672		Eli Lilly & Co	5,892	0.4
79,661		Johnson & Johnson	13,123	1.0
76,681		Merck & Co, Inc	5,963	0.4
168,936		Pfizer, Inc	6,616	0.5
11,897		Thermo Fisher Scientific, Inc	6,002	0.4
		Other	54,283	4.1

			97,901	7.2

REAL ESTATE			44,779	3.3

RETAILING
13,124	*	Amazon.com, Inc	45,149	3.3
32,545		Home Depot, Inc	10,378	0.8
		Other	33,335	2.5

			88,862	6.6

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2021 Semiannual Report	11

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2021

Shares		Company		Value (000)	% of net assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
12,082		Broadcom, Inc		$5,761	0.4%
122,227		Intel Corp		6,862	0.5
18,102		NVIDIA Corp		14,483	1.1
34,131		QUALCOMM, Inc		4,878	0.4
27,856		Texas Instruments, Inc		5,357	0.4
		Other		31,501	2.3

				68,842	5.1

SOFTWARE & SERVICES
19,250		Accenture plc		5,675	0.4
14,475	*	Adobe, Inc		8,477	0.6
26,483		Mastercard, Inc (Class A)		9,669	0.7
228,118		Microsoft Corp		61,797	4.6
35,584	*	PayPal Holdings, Inc		10,372	0.8
26,832	*	salesforce.com, Inc		6,554	0.5
51,233		Visa, Inc (Class A)		11,979	0.9
		Other		83,311	6.1

				197,834	14.6

TECHNOLOGY HARDWARE & EQUIPMENT
475,160	d	Apple, Inc		65,078	4.8
127,608		Cisco Systems, Inc		6,763	0.5
		Other		17,696	1.3

				89,537	6.6

TELECOMMUNICATION SERVICES
215,513		AT&T, Inc		6,202	0.5
125,279		Verizon Communications, Inc		7,019	0.5
		Other		3,925	0.3

				17,146	1.3

TRANSPORTATION				27,102	2.0

UTILITIES				$31,479	2.3%

		TOTAL COMMON STOCKS	(Cost $394,056)	1,337,592	99.0

RIGHTS / WARRANTS
ENERGY				1	0.0

		TOTAL RIGHTS /WARRANTS	(Cost $0)	1	0.0

12	2021 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Stock Index Account  ▪  June 30, 2021

Principal		Issuer	Rate	Maturity Date	Value (000)	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$6,173,000		Federal Agricultural Mortgage Corp (FAMC)	0.010%	07/01/21	$6,173	0.5%
5,000,000		Federal Home Loan Bank (FHLB)	0.025	07/21/21	5,000	0.3
		Other			1,000	0.1

					12,173	0.9

Shares		Company
3,643,272	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020		3,643	0.3

		TOTAL SHORT-TERM INVESTMENTS	(Cost $15,816)		15,816	1.2

		TOTAL PORTFOLIO	(Cost $409,873)		1,353,410	100.2
		OTHER ASSETS & LIABILITIES, NET			(2,478)	(0.2)

		NET ASSETS			$1,350,932	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/21, the aggregate value of securities on loan is $5,635,476. See Note 4 in the Notes to Financial Statements for additional information about securities lending collateral.

At 6/30/21, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, is $106,393 or 0.01% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of June 30, 2021 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)

S&P 500 E Mini Index	57	09/17/21	$12,003	$12,223	$220

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2021 Semiannual Report	13

Statement of assets and liabilities (unaudited)

TIAA Separate Account VA-1  ▪  June 30, 2021

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*†	$1,353,410
Dividends and interest receivable	803
Receivable from securities transactions	330
Receivable for variation margin on open futures contracts	220
Other	259

Total assets	1,355,022

LIABILITIES
Investment management fees payable	6
Service agreement fees payable	7
Payable for collateral for securities loaned	3,643
Overdraft payable	200
Payable for manager compensation	219
Other	15

Total liabilities	4,090

NET ASSETS
Accumulation Fund	$1,350,932

Accumulation units outstanding	3,932

Accumulation unit value	$343.60

* Portfolio investments, at cost	$409,873
† Includes securities loaned of	$5,635

14	2021 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of operations (unaudited)

TIAA Separate Account VA-1  ▪  For the period ended June 30, 2021

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$7,939
Income from securities lending	28

Total income	7,967

EXPENSES
Administrative services	1,277
Investment advisory	1,916
Mortality and expense risk charges	2,554

Total expenses	5,747
Less: Expense waiver by investment adviser	(958)

Net expenses	4,789

Net investment income (loss)	3,178

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	52,191
Futures contracts	1,021

Net realized gain (loss) on total investments	53,212

Change in unrealized appreciation (depreciation) on:
Portfolio investments	119,514
Futures contracts	136

Net change in unrealized appreciation (depreciation) on total investments	119,650

Net realized and unrealized gain (loss) on total investments	172,862

Net increase (decrease) in net assets from operations	$176,040

* Net of foreign withholding taxes	$1

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2021 Semiannual Report	15

Statement of changes in net assets

TIAA Separate Account VA-1  ▪  For the period or year ended

	Stock Index Account
(amounts in thousands except accumulation units)	June 30, 2021	December 31, 2020

	(unaudited)
OPERATIONS
Net investment income (loss)	$3,178	$10,490
Net realized gain (loss) on total investments	53,212	65,222
Net change in unrealized appreciation (depreciation) on total investments	119,650	126,413

Net increase (decrease) in net assets from operations	176,040	202,125

FROM CONTRACTOWNER TRANSACTIONS
Premiums	10,849	21,386
Withdrawals and death benefits	(49,517)	(113,693)

Net increase (decrease) from contractowner transactions	(38,668)	(92,307)

Net increase (decrease) in net assets	137,372	109,818

NET ASSETS
Beginning of period	1,213,560	1,103,742

End of period	$1,350,932	$1,213,560

ACCUMULATION UNITS
Units purchased	34	92
Units sold / transferred	(153)	(461)

Outstanding
Beginning of period	4,051	4,420

End of period	$3,932	$4,051

16	2021 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

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TIAA Separate Account VA-1 ▪ 2021 Semiannual Report	17

Financial highlights

TIAA Separate Account VA-1

		Selected per accumulation unit data
		Gain (loss) from investment operations
For the period or year ended		Investment income[a]	Expenses[a]	Net investment income (loss)[a]	Net realized & unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period

STOCK INDEX ACCOUNT
6/30/21	#	$1.993	$1.198	$0.795	$43.265	$44.060	$299.540
12/31/20		4.350	1.873	2.477	47.363	49.840	249.700
12/31/19		4.722	1.684	3.038	54.564	57.602	192.098
12/31/18		4.501	1.580	2.921	(14.924)	(12.003)	204.101
12/31/17		3.613	1.395	2.218	32.114	34.332	169.769
12/31/16		3.387	1.173	2.214	15.947	18.161	151.608

#	Unaudited
a	Based on average units outstanding.
b	Based on per accumulation unit data.
c	The percentages shown for this period are not annualized.
d	The percentages shown for this period are annualized.

18	2021 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

		Ratios and supplemental data
		Ratios to average net assets
Accumulation unit value end of period	Total return[b]	Gross expenses	Net expenses	Net investment income (loss)	Portfolio turnover rate	Accumulation units outstanding end of period (in millions)	Net assets at the end of period (in millions)

$343.600	14.71%[c]	0.90%[d]	0.75%[d]	0.50%[d]	3%[c]	$4	$1,351
299.540	19.96	0.90	0.75	0.99	3	4	1,214
249.700	29.99	0.90	0.75	1.35	2	4	1,104
192.098	(5.88)	0.90	0.75	1.39	3	5	922
204.101	20.22	0.90	0.75	1.19	5	5	1,060
169.769	11.98	0.90	0.75	1.42	7	6	952

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2021 Semiannual Report	19

Notes to financial statements (unaudited)

TIAA Separate Account VA-1

Note 1—organization

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the U.S. Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign currency transactions and translation: The books and records of the Account is maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

20	2021 Semiannual Report ▪ TIAA Separate Account VA-1

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Account and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statement of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “change in Net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation) on total investments” on the Statement of operations, when applicable.

Management committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of assets and liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Account’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

TIAA Separate Account VA-1 ▪ 2021 Semiannual Report	21

Notes to financial statements (unaudited)

New accounting pronouncements: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Account may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the record keeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Account’s financial statements.

Note 3—valuation of investments

The Account’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market

22	2021 Semiannual Report ▪ TIAA Separate Account VA-1

continued

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Account’s major classifications of assets and liabilities measured at fair value follows:

Debt securities: Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by Advisors. These securities are generally classified as Level 2.

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are categorized as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

TIAA Separate Account VA-1 ▪ 2021 Semiannual Report	23

Notes to financial statements (unaudited)

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Futures contracts: Futures contracts are valued using the closing settlement price and are generally classified as Level 1.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Account’s investments as of June 30, 2021, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total

Corporate bonds	$—	$1	$—	$1
Equity investments:
Health care	181,973	—	2	181,975
Information technology	356,213	—	—	356,213
All other equity investments*	799,405	—	—	799,405
Short-term investments	3,643	12,173	—	15,816
Futures contracts**	220	—	—	220

Total	$1,341,454	$12,174	$2	$1,353,630

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

Note 4—investments

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

24	2021 Semiannual Report ▪ TIAA Separate Account VA-1

continued

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of assets and liabilities. Non-cash collateral is not disclosed in the Account’s Statement of assets and liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special “tri-party” custodian on behalf of the Account, and the Account does not have the ability to sell or re-hypothecate those securities. As of June 30, 2021, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

At June 30, 2021, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):

Aggregate value of securities on loan	Cash collateral received*	Non-cash collateral received	Total collateral received

$5,635	$3,643	$2,159	$5,802

*	May include cash and investment of cash collateral.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Account for the period ended June 30, 2021 were as follows (dollar amounts are in thousands):

Non-U.S. government purchases	Non-U.S. government sales

$32,215	$73,374

TIAA Separate Account VA-1 ▪ 2021 Semiannual Report	25

Notes to financial statements (unaudited)

Note 5—derivative investments

The Account is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. The Account records derivative instruments at fair value, with changes in fair value recognized on the Statement of operations.

At June 30, 2021, the Account has invested in derivative contracts which are reflected in the Statement of assets and liabilities as follows (dollar amounts are in thousands):

	Asset derivatives
Derivative contracts	Location		Fair value amount

Equity contracts	Futures contracts	*	$220

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts and centrally cleared swap contracts.

For the period ended June 30, 2021, the effect of derivative contracts on the Account’s Statement of operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures contracts	$1,021	$136

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Account since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period

26	2021 Semiannual Report ▪ TIAA Separate Account VA-1

continued

ended June 30, 2021, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. The futures contracts outstanding as of June 30, 2021 are disclosed in the Summary portfolio of investments and the full Schedule of investments.

Note 6—Income tax and other tax matters

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Account files, as a component of the TIAA tax return, a U.S. Federal income tax return. The Account also files income tax returns in applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open income tax years and has concluded that no provision for income tax is required in the Account’s financial statements.

Foreign taxes: The Account may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Account will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Account invests.

Net unrealized appreciation (depreciation): At June 30, 2021, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts are in thousands):

Account	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Stock Index	$410,093	$964,780	$(21,243)	$943,537

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Note 7—investment adviser and affiliates

Teachers Advisors, LLC (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1

TIAA Separate Account VA-1 ▪ 2021 Semiannual Report	27

Notes to financial statements (unaudited)

pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2021, these transactions did not materially impact the Account.

Note 8—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Account may participate in an inter-fund lending program. This program allows the Account to lend cash to and/or borrow cash from certain affiliated registered investment companies for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Account may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended June 30, 2021, there were no inter-fund borrowing or lending transactions.

Note 9—line of credit

The Account participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of

28	2021 Semiannual Report ▪ TIAA Separate Account VA-1

concluded

contractowner withdrawals. The current facility was entered into on June 15, 2021 expiring on June 14, 2022, replacing the previous facility, which expired June 2021. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2021, there were no borrowings under this credit facility by the Account.

TIAA Separate Account VA-1 ▪ 2021 Semiannual Report	29

Approval of investment

management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA Separate Account VA-1

The Management Committee (the “Committee” or the “Managers”) of the TIAA Separate Account VA-1 (the “Separate Account”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Separate Account. Under the Agreement, Advisors is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Separate Account. Below is a summary of the process the Committee undertook related to its most recent renewal of the Agreement.

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Separate Account will remain in effect only if the Committee, including a majority of those Managers who have no direct or indirect interest in the Agreement, and who are independent Managers because they are not “interested persons” of the Separate Account, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Managers is an interested person of the Separate Account under the 1940 Act. Rather, they are all deemed to be independent Managers.

Under normal circumstances, Section 15(c) requires any initial approval or annual renewal of an investment management agreement to be made at an in-person meeting of the Committee. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Committee held a videoconference meeting on March 12, 2021, in order to consider the annual renewal of the Agreement with respect to the Separate Account using the process established by the Committee described further below. At the outset of the meeting, the Committee considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Committee noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

As part of the Committee’s established process, the Committee delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee

30	2021 Semiannual Report ▪ TIAA Separate Account VA-1

or certain of its designated members worked with Advisors, other Managers and legal counsel to the Managers to develop guidance and specific requests relating to the types of information to be provided to the Committee in connection with the proposed contract renewal.

Among other matters, the Operations Committee or certain of its designated members, following consultations with Advisors’ representatives, other Managers, legal counsel to the Managers and legal counsel to Advisors and the Separate Account, confirmed or established certain guidance regarding the preparation of reports to be provided to the Committee with respect to the Separate Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Committee, Broadridge produced, among other information, comparative performance and expense data for the Separate Account, including data relating to the Separate Account’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate. Broadridge compared this data, as relevant, for the Separate Account against a universe of investment companies and against a more selective peer group of mutual funds that underlie variable insurance products with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of the Separate Account against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Committee considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of the Separate Account’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe selected by Broadridge (and not Advisors or the Committee). The Committee considered the propriety of the Separate Account’s applicable peer group as selected by Broadridge.

Among other matters, the Committee also requested and received additional information from Advisors to facilitate the Managers’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to the Separate Account pursuant to the Agreement.

In advance of the Committee meeting held on March 12, 2021, legal counsel for the Managers requested on behalf of the Committee, and Advisors provided,

TIAA Separate Account VA-1 ▪ 2021 Semiannual Report	31

Approval of investment

management agreement (unaudited)

information that was designed to assist the Committee in its consideration of whether to renew the Agreement for the Separate Account. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance, together with an explanation of any events that had a material impact on the Separate Account’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Separate Account’s management fee rate and performance to any other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Separate Account in addition to the Separate Account’s direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Separate Account at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Separate Account; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Separate Account and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Managers); and (9) draft narrative explanations to be included in shareholder reports of reasons why the Committee should renew the Agreement. The Managers were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

On March 4, 2021, the Committee had a videoconference meeting with legal counsel to the Trustees to discuss Advisors’ materials, which led to the Managers providing additional questions to, and requesting additional information, from Advisors. Subsequently, at the March 12, 2021 meeting, the Managers were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Committee’s follow-up questions and requests presented by the Committee after its initial review of the information described above.

In considering whether to renew the Agreement with respect to the Separate Account, the Committee considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Separate Account; (2) the Separate Account’s investment performance; (3) the costs of the services provided to the Separate Account and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Separate Account; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Separate Account grows; (6) how such economies

32	2021 Semiannual Report ▪ TIAA Separate Account VA-1

continued

of scale are shared with the Separate Account for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Separate Account to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Separate Account of the Committee’s review of these factors, the Committee received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Separate Account in particular including, among other information, the current and expected impact on the Separate Account’s performance and operations. As a general matter, the Committee considered these factors, and any other factors deemed relevant by the Managers, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 12, 2021 meeting that included Advisors’ personnel, the Managers met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for the Separate Account. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 12, 2021 meeting, the oversight and evaluation of Advisors’ services to the Separate Account by the Management Committee and its Committees is an ongoing process. The Management Committee, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Management Committee or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Committee and its Investment Committee and its other Committees receive and discuss information regarding the performance of the Separate Account and other matters. Thus, in reaching its decisions regarding the renewal of the Agreement for the Separate Account, the Committee took into account the information described herein and other information provided to the Management Committee and its Committees throughout the year.

In deciding whether to renew the Agreement, each Manager may have accorded different weight to different factors and, thus, each Manager may have had a different basis for his or her ultimate decision to vote to renew the Agreement. At its meeting on March 12, 2021, all Committee members voted unanimously to renew the Agreement for the Separate Account. Set forth below is a summary of the primary factors the Board considered with respect to the Separate Account.

The nature, extent and quality of services

The Committee considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Committee also

TIAA Separate Account VA-1 ▪ 2021 Semiannual Report	33

Approval of investment

management agreement (unaudited)

considered that Advisors is an experienced investment adviser that has managed the Separate Account since its operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA-CREF Funds, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Separate Account, including conducting research, identifying investments and placing orders to buy and sell securities for the Separate Account’s investment portfolio; active daily monitoring of the Separate Account’s investment portfolio; reporting on the investment performance and other metrics of the Separate Account to the Committee on a regular basis; responding to Separate Account flows; and compliance monitoring. The Committee considered that Advisors has carried out these responsibilities in a competent and professional manner. The Committee also considered that Advisors has committed significant resources to supporting the Separate Account. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Separate Account.

The Committee also considered, among other factors, the performance of the Separate Account, as discussed below. In addition, the Committee considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Committee considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Committee noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Separate Account, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Committee considered the investment performance of the Separate Account over the one-, three-, five- and ten-year periods ended December 31, 2020. The Committee considered the Separate Account’s performance as compared to its peer universe of mutual funds that underlie variable insurance products (as applicable) and its benchmark index. The Committee also discussed the performance of the Separate Account before any reductions for fees and expenses. In this analysis, the Committee considered the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on the Separate Account’s performance as compared to the performance of its benchmark index. For details regarding the Separate Account’s performance, see the synopsis below. The Committee concluded that, under the totality of circumstances considered, the investment performance of the Separate Account was reasonable.

34	2021 Semiannual Report ▪ TIAA Separate Account VA-1

continued

Cost and profitability

The Committee considered financial and profitability data relating to Advisors’ services to the Separate Account for the calendar year 2020. The Committee considered Advisors’ profit calculations with respect to its services to the Separate Account. The Committee acknowledged the reasonableness of having a management fee rate which permits Advisors to maintain and improve the quality of services provided to the Separate Account and recognized the entrepreneurial and other risks assumed by Advisors in managing the Separate Account. The Committee considered that Advisors had earned a net profit with respect to the Separate Account under the Agreement for the one-year period ended December 31, 2020. The Committee concluded that the profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Committee considered comparative information regarding the Separate Account’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the synopsis below. In this connection, the Committee also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Separate Account and comparable mutual funds that underlie variable insurance products. For example, most similar mutual funds are offered only through other investment vehicles that also carry additional fees and expenses, whereas the Separate Account bears certain of these expenses itself. Another limitation noted by the Committee was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Separate Account’s actual management fee rate compares to those of similar mutual funds that underlie variable insurance products. Additionally, the Committee considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Separate Account’s data were derived. Based on all factors considered, the Committee concluded that the management fee rate under the Agreement was reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Committee considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Separate Account. The Committee also considered that, because Advisors represented that its profit was relatively small and the Separate Account was unlikely to grow because it is no longer actively sold, there was little opportunity to pass economies

TIAA Separate Account VA-1 ▪ 2021 Semiannual Report	35

Approval of investment

management agreement (unaudited)

of scale on to Separate Account shareholders. Based on all factors considered, the Committee concluded that the Separate Account’s management fee rate schedule was reasonable in light of current economies of scale considerations and current asset level.

Fee and performance comparisons with other Advisors clients

The Committee considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as the Separate Account. The Committee considered the management fee rates and the performance of such companies and accounts. The Committee also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Committee also considered Advisors’ representation that, while the management fee rate charged to the Separate Account may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) be offered through products that charge additional fees to their investors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; (5) target different investors; and/or (6) be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

Other benefits

The Committee also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Separate Account to Advisors or its affiliates for other services, such as administration, and investment-related benefits, such as economies of scale, to the extent the Separate Account shares investment resources and/or personnel with other clients of Advisors. Advisors and its affiliates may also benefit from the level of business and relationships the Separate Account has with certain service providers. Also, Advisors and its affiliates may benefit from their relationship with the Separate Account to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Synopsis of factors

The Committee considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Separate Account. If the Separate Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References

36	2021 Semiannual Report ▪ TIAA Separate Account VA-1

concluded

below to quintiles are based on data provided to the Committee in the reports prepared by Broadridge. All time periods referenced below are ended December 31, 2020. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2020. The statement below regarding “net profit” refers to Advisors’ calculation that it earned a profit for the services that it rendered to the Separate Account during 2020 under the Agreement.

•	The Separate Account’s annual contractual investment management fee rate is 0.30% of average daily net assets, but is waived by Advisors to an annual fee of 0.15% of average daily net assets.
•

The Separate Account’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in the 5th, 1st and 1st quintiles of the group of comparable funds selected by Broadridge for expense comparison purposes, respectively, and were 4th, 1st and 1st quintiles of the universe of comparable funds selected by Broadridge for expense comparison purposes, respectively.

•

For the three-year period, the Separate Account’s adjusted relative gross performance (meaning the Separate Account’s performance without any reductions for fees or expenses and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) was the same as compared to its benchmark, the Russell 3000® Index.

•	The Separate Account received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Separate Account for the one-year period.

Based primarily on the foregoing factors and considerations, the Committee renewed the Agreement for the Separate Account.

TIAA Separate Account VA-1 ▪ 2021 Semiannual Report	37

Liquidity risk management program (unaudited)

Discussion of the operation and effectiveness of the separate account’s liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the separate account covered by this Report (the “separate account”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the separate account’s liquidity risk. The Program consists of various provisions relating to assessing and managing the separate account’s liquidity risk, as discussed further below. The separate account’s Management Committee (the “Management Committee”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 9, 2021 Management Committee meeting, the Administrator provided the Management Committee with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the separate account’s liquidity developments.

In accordance with the Program, the LMAT assesses the separate account’s liquidity risk no less frequently than annually based on various factors, such as (i) the separate account’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Separate account portfolio investments are classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

If the separate account does not primarily hold highly liquid investments it must, among other things, determine a minimum percentage of separate account net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the separate account primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

38	2021 Semiannual Report ▪ TIAA Separate Account VA-1

The Liquidity Rule also limits the separate account’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the separate account holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime the separate account’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, the separate account did not exceed the 15% limit on illiquid investments.

TIAA Separate Account VA-1 ▪ 2021 Semiannual Report	39

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How to reach us

TIAA website

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TIAA.org

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800-842-2252

24 hours a day, 7 days a week

National Contact Center

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800-842-2252

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800-223-1200

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877-825-0411

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800-842-2755

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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Individual & Institutional Services, LLC, member FINRA, distributes securities products. TIAA Separate Account VA-1 is issued by Teachers Insurance and Annuity Association of America (TIAA), New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2021 Teachers Insurance and Annuity Association of America–College Retirement Equities Fund,

730 Third Avenue, New York, NY 10017-3206

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1698008	A10938 (8/21)

Item 2. Code of Conduct.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2021

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.0%

CORPORATE BONDS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
$362	GAMCO Investors, Inc	4.000%	06/15/23	$1

	TOTAL DIVERSIFIED FINANCIALS			1

	TOTAL CORPORATE BONDS			1

	(Cost $1)
	TOTAL BONDS			1

	(Cost $1)

SHARES		COMPANY

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 1.8%
2,741	*	Adient plc	124
3,248	*	American Axle & Manufacturing Holdings, Inc	34
8,227	*	Aptiv plc	1,294
801	*,e	Arcimoto, Inc	14
7,491		BorgWarner, Inc	364
2,224	*,e	Canoo, Inc	22
444	*	Cooper-Standard Holding, Inc	13
4,034		Dana Inc	96
653	*	Dorman Products, Inc	68
4,705	*,e	Fisker, Inc	91
118,867	*	Ford Motor Co	1,766
1,312	*	Fox Factory Holding Corp	204
41,152	*	General Motors Co	2,435
7,649		Gentex Corp	253
1,199	*	Gentherm, Inc	85
8,699	*	Goodyear Tire & Rubber Co	149
4,645		Harley-Davidson, Inc	213
851		LCI Industries, Inc	112
1,758		Lear Corp	308
3,298	*,e	Lordstown Motors Corp	36
1,945	*	Modine Manufacturing Co	32
670	*	Motorcar Parts of America, Inc	15
687		Patrick Industries, Inc	50
3,470	*	QuantumScape Corp	101
843		Standard Motor Products, Inc	37
1,055	*	Stoneridge, Inc	31
1,943	*	Tenneco, Inc	38
23,488	*	Tesla, Inc	15,965
1,549		Thor Industries, Inc	175
759	*	Visteon Corp	92

1,048		Winnebago Industries, Inc	71
3,711	*,e	Workhorse Group, Inc	62
970	*	XL Fleet Corp	8
518	*	XPEL, Inc	43

		TOTAL AUTOMOBILES & COMPONENTS	24,401

BANKS - 4.4%
625		1st Source Corp	29
444		Allegiance Bancshares, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

521		Altabancorp	$23
667	*	Amerant Bancorp Inc	14
374		American National Bankshares, Inc	12
2,080		Ameris Bancorp	105
437		Arrow Financial Corp	16
4,158		Associated Banc-Corp	85
706	*	Atlantic Capital Bancshares, Inc	18
2,758		Atlantic Union Bankshares Corp	100
2,090	*	Axos Financial, Inc	97
1,598		Banc of California, Inc	28
666		Bancfirst Corp	42
3,345		BancorpSouth Bank	95
178		Bank First Corp	12
228,256		Bank of America Corp	9,411
1,195		Bank of Hawaii Corp	101
468		Bank of Marin Bancorp	15
1,429		Bank of NT Butterfield & Son Ltd	51
3,528		Bank OZK	149
3,175		BankUnited	136
887		Banner Corp	48
622		Bar Harbor Bankshares	18
1,245		Berkshire Hills Bancorp, Inc	34
1,053		BOK Financial Corp	91
3,231		Boston Private Financial Holdings, Inc	48
2,984		Brookline Bancorp, Inc	45
630		Bryn Mawr Bank Corp	27
313		Business First Bancshares, Inc	7
241		Byline Bancorp, Inc	5
3,579		Cadence BanCorp	75
135		Cambridge Bancorp	11
613		Camden National Corp	29
447		Capital City Bank Group, Inc	12
3,828		Capitol Federal Financial	45
314		Capstar Financial Holdings, Inc	6
550	*	Carter Bankshares, Inc	7
2,040		Cathay General Bancorp	80
654		CBTX, Inc	18
1,125		Central Pacific Financial Corp	29
152		Century Bancorp, Inc	17
2,767		CIT Group, Inc	143
62,562		Citigroup, Inc	4,426
533		Citizens & Northern Corp	13
13,262		Citizens Financial Group, Inc	608
194		City Holding Co	15
377		Civista Bancshares, Inc	8
498		CNB Financial Corp	11
2,723		Columbia Banking System, Inc	105
1,738	*	Columbia Financial, Inc	30
3,928		Comerica, Inc	280
3,398		Commerce Bancshares, Inc	253
1,925		Community Bank System, Inc	146
651		Community Trust Bancorp, Inc	26
1,146		ConnectOne Bancorp, Inc	30
1,466	*	CrossFirst Bankshares, Inc	20
1,926		Cullen/Frost Bankers, Inc	216
513	*	Customers Bancorp, Inc	20
4,043		CVB Financial Corp	83
1,541		Dime Community Bancshares, Inc	52
1,035		Eagle Bancorp, Inc	58
4,494		East West Bancorp, Inc	322
4,805		Eastern Bankshares, Inc	99
314		Enterprise Bancorp, Inc	10
828		Enterprise Financial Services Corp	38
402	*	Equity Bancshares, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,325		Essent Group Ltd	$149
1,013		Farmers National Banc Corp	16
621		FB Financial Corp	23
120		Federal Agricultural Mortgage Corp	12
21,714		Fifth Third Bancorp	830
527		Financial Institutions, Inc	16
1,088		First Bancorp	45
6,201		First Bancorp	74
498		First Bancorp, Inc	15
322		First Bancshares, Inc	12
603		First Bank	8
1,476		First Busey Corp	36
195		First Citizens Bancshares, Inc (Class A)	162
3,678		First Commonwealth Financial Corp	52
680		First Community Bancshares, Inc	20
2,544		First Financial Bancorp	60
4,390		First Financial Bankshares, Inc	216
384		First Financial Corp	16
1,098		First Foundation, Inc	25
4,467		First Hawaiian, Inc	127
17,936		First Horizon National Corp	310
228		First Internet Bancorp	7
951		First Interstate Bancsystem, Inc	40
1,580		First Merchants Corp	66
380		First Mid-Illinois Bancshares, Inc	15
2,629		First Midwest Bancorp, Inc	52
862		First of Long Island Corp	18
5,189		First Republic Bank	971
1,199		Flagstar Bancorp, Inc	51
1,083		Flushing Financial Corp	23
9,554		FNB Corp	118
4,859		Fulton Financial Corp	77
903		German American Bancorp, Inc	34
2,999		Glacier Bancorp, Inc	165
412		Great Southern Bancorp, Inc	22
1,353		Great Western Bancorp, Inc	44
302		Guaranty Bancshares, Inc	10
2,028		Hancock Whitney Corp	90
1,297		Hanmi Financial Corp	25
728		HarborOne Northeast Bancorp, Inc	10
953		Heartland Financial USA, Inc	45
1,355		Heritage Commerce Corp	15
1,150		Heritage Financial Corp	29
2,221		Hilltop Holdings, Inc	81
57		Hingham Institution for Savings	17
238		Home Bancorp, Inc	9
4,557		Home Bancshares, Inc	112
698		HomeStreet, Inc	28
667		HomeTrust Bancshares, Inc	19
2,725		Hope Bancorp, Inc	39
1,209		Horizon Bancorp	21
323	*	Howard Bancorp, Inc	5
44,137		Huntington Bancshares, Inc	630
1,238		Independent Bank Corp (MA)	93
863		Independent Bank Corp (MI)	19
1,089		Independent Bank Group, Inc	81
1,089		International Bancshares Corp	47
6,650		Investors Bancorp, Inc	95
91,011		JPMorgan Chase & Co	14,156
1,623		Kearny Financial Corp	19
30,011		Keycorp	620
1,629		Lakeland Bancorp, Inc	28
976		Lakeland Financial Corp	60
833		Live Oak Bancshares, Inc	49

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,010		M&T Bank Corp	$583
1,072		Macatawa Bank Corp	9
640		Mercantile Bank Corp	19
573		Merchants Bancorp	22
1,997		Meridian Bancorp, Inc	41
1,035		Meta Financial Group, Inc	52
229	*	Metropolitan Bank Holding Corp	14
9,342		MGIC Investment Corp	127
582		Midland States Bancorp, Inc	15
406		MidWestOne Financial Group, Inc	12
1,931	*	Mr Cooper Group, Inc	64
180		MVB Financial Corp	8
984		National Bank Holdings Corp	37
1,661		NBT Bancorp, Inc	60
13,791		New York Community Bancorp, Inc	152
301	*	Nicolet Bankshares, Inc	21
2,265	*	NMI Holdings, Inc	51
1,643		Northfield Bancorp, Inc	27
280		Northrim BanCorp, Inc	12
2,083		Northwest Bancshares, Inc	28
1,583		OceanFirst Financial Corp	33
214	*	Ocwen Financial Corp	7
1,902		OFG Bancorp	42
4,858		Old National Bancorp	86
1,237		Old Second Bancorp, Inc	15
568		Origin Bancorp, Inc	24
297		Orrstown Financial Services, Inc	7
2,232		Pacific Premier Bancorp, Inc	94
3,679		PacWest Bancorp	151
529		Park National Corp	62
696		PCSB Financial Corp	13
642		Peapack Gladstone Financial Corp	20
970		PennyMac Financial Services, Inc	60
595		Peoples Bancorp, Inc	18
333		Peoples Financial Services Corp	14
12,816		People’s United Financial, Inc	220
2,403		Pinnacle Financial Partners, Inc	212
12,901		PNC Financial Services Group, Inc	2,461
2,663		Popular, Inc	200
510		Preferred Bank	32
471		Premier Financial Bancorp, Inc	8
1,415		Premier Financial Corp	40
454		Primis Financial Corp	7
2,597		Prosperity Bancshares, Inc	186
339		Provident Bancorp Inc	6
1,243		Provident Financial Services, Inc	28
472		QCR Holdings, Inc	23
5,940		Radian Group, Inc	132
475		RBB Bancorp	12
30,211		Regions Financial Corp	610
254		Reliant Bancorp Inc	7
1,629		Renasant Corp	65
364		Republic Bancorp, Inc (Class A)	17
1,873	*	Republic First Bancorp, Inc	7
3,914	e	Rocket Cos, Inc	76
166		S&T Bancorp, Inc	5
1,200		Sandy Spring Bancorp, Inc	53
1,542		Seacoast Banking Corp of Florida	53
1,315		ServisFirst Bancshares, Inc	89
370		Sierra Bancorp	9
1,749		Signature Bank	430
683	*	Silvergate Capital Corp	77
2,996		Simmons First National Corp (Class A)	88
275		SmartFinancial, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,293		South State Corp	$187
228	*	Southern First Bancshares, Inc	12
231		Southern Missouri Bancorp, Inc	10
1,068		Southside Bancshares, Inc	41
5,659		Sterling Bancorp	140
922		Stock Yards Bancorp, Inc	47
394		Summit Financial Group, Inc	9
1,603	*	SVB Financial Group	892
4,436		Synovus Financial Corp	195
1,428	*	Texas Capital Bancshares, Inc	91
1,044		TFS Financial Corp	21
1,514	*	The Bancorp, Inc	35
131		Tompkins Financial Corp	10
1,266		Towne Bank	39
240		Trico Bancshares	10
943	*	Tristate Capital Holdings, Inc	19
657	*	Triumph Bancorp, Inc	49
40,805		Truist Financial Corp	2,265
671		TrustCo Bank Corp NY	23
2,619		Trustmark Corp	81
1,468		UMB Financial Corp	137
6,954		Umpqua Holdings Corp	128
4,338		United Bankshares, Inc	158
2,711		United Community Banks, Inc	87
1,012		Univest Financial Corp	27
40,809		US Bancorp	2,325
706		UWM Holdings Corp	6
9,879		Valley National Bancorp	133
1,101		Veritex Holdings, Inc	39
936		Walker & Dunlop, Inc	98
1,239		Washington Federal, Inc	39
581		Washington Trust Bancorp, Inc	30
1,032		Waterstone Financial, Inc	20
2,690		Webster Financial Corp	143
124,223		Wells Fargo & Co	5,626
1,747		WesBanco, Inc	62
597		West Bancorporation, Inc	17
1,024		Westamerica Bancorporation	59
3,061		Western Alliance Bancorp	284
1,926		Wintrust Financial Corp	146
1,727		WSFS Financial Corp	80
5,325		Zions Bancorporation	281

		TOTAL BANKS	59,872

CAPITAL GOODS - 6.2%
17,295		3M Co	3,435
4,065		A.O. Smith Corp	293
1,275		Aaon, Inc	80
981	*	AAR Corp	38
1,096		Acuity Brands, Inc	205
1,712		Advanced Drainage Systems, Inc	200
4,342	*	Aecom Technology Corp	275
2,167		Aerojet Rocketdyne Holdings, Inc	105
721	*	Aerovironment, Inc	72
1,773		AGCO Corp	231
1,926	*	AgEagle Aerial Systems, Inc	10
3,064		Air Lease Corp	128
374		Alamo Group, Inc	57
1,111		Albany International Corp (Class A)	99
2,799		Allegion plc	390
307		Allied Motion Technologies, Inc	11
3,239		Allison Transmission Holdings, Inc	129
2,097		Altra Industrial Motion Corp	136
909	*	Ameresco, Inc	57

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

706	*	American Superconductor Corp	$12
568	*	American Woodmark Corp	46
7,033		Ametek, Inc	939
5,093	*,g	API Group Corp	106
449		Apogee Enterprises, Inc	18
1,410		Applied Industrial Technologies, Inc	128
1,220		Arcosa, Inc	72
555		Argan, Inc	27
1,331		Armstrong World Industries, Inc	143
3,616	*	Array Technologies, Inc	56
823		Astec Industries, Inc	52
810	*	Astronics Corp	14
1,320	*	Atkore International Group, Inc	94
1,963	*	Axon Enterprise, Inc	347
2,980	*	AZEK Co, Inc	127
922		AZZ, Inc	48
1,516	*	Babcock & Wilcox Enterprises, Inc	12
1,344		Barnes Group, Inc	69
1,298	*	Beacon Roofing Supply, Inc	69
247	*,e	Beam Global	9
4,152	*	Bloom Energy Corp	112
278	*	Blue Bird Corp	7
224	*	BlueLinx Holdings, Inc	11
16,215	*	Boeing Co	3,884
1,276		Boise Cascade Co	74
6,312	*	Builders FirstSource, Inc	269
2,889		BWX Technologies, Inc	168
276	*	Byrna Technologies, Inc	6
883		Caesarstone Sdot-Yam Ltd	13
520		CAI International, Inc	29
1,555		Carlisle Cos, Inc	298
26,336		Carrier Global Corp	1,280
16,606		Caterpillar, Inc	3,614
3,478	*	ChargePoint Holdings, Inc	121
1,052	*	Chart Industries, Inc	154
647	*	CIRCOR International, Inc	21
3,463	*	Colfax Corp	159
840		Columbus McKinnon Corp	41
929		Comfort Systems USA, Inc	73
723	*	Commercial Vehicle Group, Inc	8
714	*	Construction Partners Inc	22
1,570	*	Cornerstone Building Brands, Inc	29
1,416		Crane Co	131
302		CSW Industrials, Inc	36
4,440		Cummins, Inc	1,083
1,242		Curtiss-Wright Corp	148
8,545		Deere & Co	3,014
2,395	*	Desktop Metal, Inc	28
3,888		Donaldson Co, Inc	247
932		Douglas Dynamics, Inc	38
4,220		Dover Corp	636
485	*	Ducommun, Inc	26
567	*	DXP Enterprises, Inc	19
952	*	Dycom Industries, Inc	71
12,117		Eaton Corp	1,795
1,559		EMCOR Group, Inc	192
18,148		Emerson Electric Co	1,747
703		Encore Wire Corp	53
1,368	*	Energy Recovery, Inc	31
2,301		Enerpac Tool Group Corp	61
1,385		EnerSys	135
830		EnPro Industries, Inc	81
466	*	Eos Energy Enterprises, Inc	8
605		ESCO Technologies, Inc	57

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

137	*	EVI Industries, Inc	$4
3,291	*	Evoqua Water Technologies Corp	111
17,571		Fastenal Co	914
2,079		Federal Signal Corp	84
4,459		Flowserve Corp	180
4,273	*	Fluor Corp	76
9,377		Fortive Corp	654
4,259		Fortune Brands Home & Security, Inc	424
1,207		Franklin Electric Co, Inc	97
9,739	*	FuelCell Energy, Inc	87
1,403	*	Gates Industrial Corp plc	25
1,053		GATX Corp	93
1,861	*	Generac Holdings, Inc	773
7,673		General Dynamics Corp	1,445
264,816		General Electric Co	3,564
1,066	*	Gibraltar Industries, Inc	81
461		Global Industrial Co	17
922	*	GMS, Inc	44
678		Gorman-Rupp Co	23
5,055		Graco, Inc	383
5,120		GrafTech International Ltd	59
1,628		Granite Construction, Inc	68
2,253	*	Great Lakes Dredge & Dock Corp	33
1,065		Greenbrier Cos, Inc	46
1,120		Griffon Corp	29
1,293		H&E Equipment Services, Inc	43
1,386		HEICO Corp	193
2,279		HEICO Corp (Class A)	283
922		Helios Technologies, Inc	72
866	*	Herc Holdings, Inc	97
2,664	*	Hexcel Corp	166
1,992		Hillenbrand, Inc	88
21,055		Honeywell International, Inc	4,618
12,101	*	Howmet Aerospace, Inc	417
1,612		Hubbell, Inc	301
1,040		Huntington Ingalls	219
253	*	Hydrofarm Holdings Group, Inc	15
3,375	*,e	Hyliion Holdings Corp	39
404		Hyster-Yale Materials Handling, Inc	29
2,293		IDEX Corp	505
298	*	IES Holdings, Inc	15
9,640		Illinois Tool Works, Inc	2,155
574	*	Infrastructure and Energy Alternatives, Inc	7
10,828	*	Ingersoll Rand, Inc	529
716		Insteel Industries, Inc	23
2,617		ITT, Inc	240
2,384	*	JELD-WEN Holding, Inc	63
1,054		John Bean Technologies Corp	150
21,725		Johnson Controls International plc	1,491
242		Kadant, Inc	43
1,040		Kaman Corp	52
2,961		Kennametal, Inc	106
3,783	*	Kratos Defense & Security Solutions, Inc	108
6,230		L3Harris Technologies, Inc	1,347
246	*	Lawson Products, Inc	13
1,051		Lennox International, Inc	369
1,591		Lincoln Electric Holdings, Inc	210
408		Lindsay Corp	67
7,507		Lockheed Martin Corp	2,840
800		Luxfer Holdings plc	18
674	*	Lydall, Inc	41
1,198	*	Manitowoc Co, Inc	29
7,697		Masco Corp	453
798	*	Masonite International Corp	89

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,650	*	Mastec, Inc	$175
1,193	*	Matrix Service Co	13
2,076		Maxar Technologies, Inc	83
687		McGrath RentCorp	56
1,815	*	Mercury Systems, Inc	120
1,998	*	Meritor, Inc	47
1,635	*	Middleby Corp	283
446		Miller Industries, Inc	18
863		Moog, Inc (Class A)	73
2,142	*	MRC Global, Inc	20
1,382		MSC Industrial Direct Co (Class A)	124
1,100		Mueller Industries, Inc	48
4,045		Mueller Water Products, Inc (Class A)	58
639	*	MYR Group, Inc	58
206		National Presto Industries, Inc	21
1,226	*	Navistar International Corp	55
5,998	*	Nikola Corp	108
1,020	*	NN, Inc	7
1,723		Nordson Corp	378
4,579		Northrop Grumman Corp	1,664
371	*	Northwest Pipe Co	10
4,328	*	NOW, Inc	41
291	*	NV5 Global Inc	28
4,516		nVent Electric plc	141
117		Omega Flex, Inc	17
2,055		Oshkosh Corp	256
12,674		Otis Worldwide Corp	1,036
3,200		Owens Corning, Inc	313
10,342		PACCAR, Inc	923
1,797	*	PAE, Inc	16
766		Park Aerospace Corp	11
3,986		Parker-Hannifin Corp	1,224
334		Park-Ohio Holdings Corp	11
502	*	Parsons Corp	20
4,695		Pentair plc	317
1,847	*	PGT Innovations, Inc	43
15,097	*	Plug Power, Inc	516
416		Powell Industries, Inc	13
96		Preformed Line Products Co	7
1,452		Primoris Services Corp	43
784	*	Proto Labs, Inc	72
1,340		Quanex Building Products Corp	33
4,219		Quanta Services, Inc	382
1,216		Raven Industries, Inc	70
45,217		Raytheon Technologies Corp	3,857
823	*	RBC Bearings, Inc	164
1,350		Regal-Beloit Corp	180
4,524	*	Resideo Technologies, Inc	136
432		REV Group, Inc	7
3,642		Rexnord Corp	182
3,530		Rockwell Automation, Inc	1,010
994	*,e	Romeo Power, Inc	8
3,194		Roper Technologies Inc	1,502
1,543		Rush Enterprises, Inc (Class A)	67
385		Rush Enterprises, Inc (Class B)	15
4,864	*	Sensata Technologies Holding plc	282
2,675	*	Shoals Technologies Group, Inc	95
1,169		Shyft Group, Inc	44
1,204		Simpson Manufacturing Co, Inc	133
1,315	*	SiteOne Landscape Supply, Inc	223
1,692		Snap-On, Inc	378
3,290		Spirit Aerosystems Holdings, Inc (Class A)	155
1,497	*	SPX Corp	91
1,479		SPX FLOW, Inc	96

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

472		Standex International Corp	$45
4,769		Stanley Black & Decker, Inc	978
1,659	*,e	Stem, Inc	60
1,004	*	Sterling Construction Co, Inc	24
5,997	*	Sunrun, Inc	335
1,417	*	Teledyne Technologies, Inc	593
647		Tennant Co	52
1,919		Terex Corp	91
1,353	*	Textainer Group Holdings Ltd	46
6,778		Textron, Inc	466
433	*	The ExOne Company	9
1,276	*	Thermon Group Holdings	22
2,010		Timken Co	162
1,266	*	Titan International, Inc	11
784	*	Titan Machinery, Inc	24
3,332		Toro Co	366
927	*	TPI Composites, Inc	45
7,243		Trane Technologies plc	1,334
1,577	*	TransDigm Group, Inc	1,021
3,483	*	Trex Co, Inc	356
1,789	*	Trimas Corp	54
2,656		Trinity Industries, Inc	71
1,772		Triton International Ltd	93
1,451	*	Triumph Group, Inc	30
1,399	*	Tutor Perini Corp	19
1,736		UFP Industries, Inc	129
2,212	*	United Rentals, Inc	706
5,141	*	Univar Solutions Inc	125
582		Valmont Industries, Inc	137
455	*	Vectrus, Inc	22
419	*	Veritiv Corp	26
8,077		Vertiv Holdings Co	221
649	*	Vicor Corp	69
1,550	*	View, Inc	13
4,329	*	Virgin Galactic Holdings, Inc	199
1,330		W.W. Grainger, Inc	583
1,790		Wabash National Corp	29
5,518		Wabtec Corp	454
1,050		Watsco, Inc	301
645		Watts Water Technologies, Inc (Class A)	94
3,967	*	Welbilt, Inc	92
1,406	*	WESCO International, Inc	145
67	*	Willis Lease Finance Corp	3
5,251	*	WillScot Mobile Mini Holdings Corp	146
1,753		Woodward Inc	215
5,446		Xylem, Inc	653

		TOTAL CAPITAL GOODS	83,472

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
2,170		ABM Industries, Inc	96
2,247	*	Acacia Research (Acacia Technologies)	15
3,257		ACCO Brands Corp	28
4,141		ADT, Inc	45
1,481	*	ASGN Inc	144
274		Barrett Business Services, Inc	20
4,208		Booz Allen Hamilton Holding Co	358
1,283		Brady Corp (Class A)	72
511	*	BrightView Holdings, Inc	8
1,522		Brink’s Co	117
739	*	CACI International, Inc (Class A)	189
1,375	*	Casella Waste Systems, Inc (Class A)	87
1,147	*	CBIZ, Inc	38
948	*	Ceco Environmental Corp	7
600	*	Cimpress plc	65

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,666		Cintas Corp	$1,018
12,143	*	Clarivate Analytics plc	334
1,666	*	Clean Harbors, Inc	155
6,195	*	Copart, Inc	817
3,089	*	CoreCivic, Inc	32
11,930	*	CoStar Group, Inc	988
3,430		Covanta Holding Corp	60
260		CRA International, Inc	22
1,062		Deluxe Corp	51
972	*	Driven Brands Holdings, Inc	30
4,177	*	Dun & Bradstreet Holdings, Inc	89
1,051		Ennis, Inc	23
3,652		Equifax, Inc	875
1,599		Exponent, Inc	143
381	*	Forrester Research, Inc	17
419	*	Franklin Covey Co	14
1,004	*	FTI Consulting, Inc	137
494	*	GP Strategies Corp	8
2,590	*	Harsco Corp	53
2,398		Healthcare Services Group	76
711		Heidrick & Struggles International, Inc	32
555	*	Heritage-Crystal Clean, Inc	16
1,868		Herman Miller, Inc	88
1,526		HNI Corp	67
794	*	Huron Consulting Group, Inc	39
4,202	*	IAA, Inc	229
637		ICF International, Inc	56
11,349		IHS Markit Ltd	1,279
975		Insperity, Inc	88
1,994		Interface, Inc	30
3,820		Jacobs Engineering Group, Inc	510
3,912	*	KAR Auction Services, Inc	69
4,426		KBR, Inc	169
1,192	*	Kelly Services, Inc (Class A)	29
781		Kforce, Inc	49
1,392		Kimball International, Inc (Class B)	18
1,686		Knoll, Inc	44
1,748		Korn/Ferry International	127
3,966		Leidos Holdings, Inc	401
1,722		Manpower, Inc	205
924		Mantech International Corp (Class A)	80
1,217		Matthews International Corp (Class A)	44
757	*	Mistras Group, Inc	7
640	*	Montrose Environmental Group, Inc	34
1,132		MSA Safety, Inc	187
10,957		Nielsen NV	270
563		NL Industries, Inc	4
5,559		Pitney Bowes, Inc	49
871	*	Rekor Systems, Inc	9
6,267		Republic Services, Inc	689
1,107		Resources Connection, Inc	16
3,502		Robert Half International, Inc	312
6,990		Rollins, Inc	239
1,897	*	RR Donnelley & Sons Co	12
1,831		Science Applications International Corp	161
672	*	SP Plus Corp	21
3,128		Steelcase, Inc (Class A)	47
2,380	*	Stericycle, Inc	170
1,231	*	Team, Inc	8
1,694		Tetra Tech, Inc	207
5,855		TransUnion	643
1,289	*	TriNet Group, Inc	93
1,226	*	TrueBlue, Inc	34
503		Unifirst Corp	118

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,454	*	Upwork, Inc	$201
844	*	US Ecology, Inc	32
4,842		Verisk Analytics, Inc	846
679	*	Viad Corp	34
340		VSE Corp	17
12,655		Waste Management, Inc	1,773
279	*	Willdan Group, Inc	10

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	16,143

CONSUMER DURABLES & APPAREL - 1.5%
821		Acushnet Holdings Corp	41
559	*	American Outdoor Brands, Inc	20
1,837	*	AMMO, Inc	18
566	*	Aterian, Inc	8
1,140	*	Beazer Homes USA, Inc	22
2,321		Brunswick Corp	231
3,303	*	Callaway Golf Co	111
4,325	*	Capri Holdings Ltd	247
1,418		Carter’s, Inc	146
700	*	Casper Sleep, Inc	6
237	*	Cavco Industries, Inc	53
707		Century Communities, Inc	47
729		Clarus Corp	19
905		Columbia Sportswear Co	89
1,951	*	Crocs, Inc	227
866	*	Deckers Outdoor Corp	333
10,107		DR Horton, Inc	913
458		Escalade, Inc	11
958		Ethan Allen Interiors, Inc	26
1,713	*	Fossil Group, Inc	24
4,523		Garmin Ltd	654
8,097	*	Genius Brands International, Inc	15
1,295	*	G-III Apparel Group Ltd	43
4,066	*	GoPro, Inc	47
992	*	Green Brick Partners, Inc	23
364		Hamilton Beach Brands Holding Co	8
10,312		Hanesbrands, Inc	193
3,755		Hasbro, Inc	355
617	*	Hayward Holdings, Inc	16
763	*	Helen of Troy Ltd	174
438		Hooker Furniture Corp	15
148	*	Hovnanian Enterprises, Inc	16
845		Installed Building Products, Inc	103
883	*	iRobot Corp	82
232		Johnson Outdoors, Inc	28
2,318		KB Home	94
1,623		Kontoor Brands, Inc	92
412	*	Latham Group, Inc	13
1,619		La-Z-Boy, Inc	60
4,140		Leggett & Platt, Inc	215
8,442		Lennar Corp (Class A)	839
349		Lennar Corp (Class B)	28
624	*	LGI Homes, Inc	101
362		Lifetime Brands, Inc	5
336	*	Lovesac Co	27
3,475	*	Lululemon Athletica, Inc	1,268
604	*	M/I Homes, Inc	35
688	*	Malibu Boats, Inc	50
441		Marine Products Corp	7
673	*	MasterCraft Boat Holdings, Inc	18
10,286	*	Mattel, Inc	207
1,166		MDC Holdings, Inc	59
1,156	*	Meritage Homes Corp	109
1,740	*	Mohawk Industries, Inc	334

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

638		Movado Group, Inc	$20
909	*,e	Nautilus, Inc	15
11,340		Newell Brands Inc	312
37,522		Nike, Inc (Class B)	5,797
104	*	NVR, Inc	517
569		Oxford Industries, Inc	56
7,961	*	Peloton Interactive, Inc	987
248	*,e	PLBY Group, Inc	10
1,625		Polaris Inc	223
8,222		Pulte Homes, Inc	449
1,386	*	Purple Innovation, Inc	37
2,213	*	PVH Corp	238
1,511		Ralph Lauren Corp	178
110		Rocky Brands, Inc	6
4,193	*	Skechers U.S.A., Inc (Class A)	209
1,768	*	Skyline Champion Corp	94
1,649		Smith & Wesson Brands, Inc	57
3,687	*	Sonos, Inc	130
2,695		Steven Madden Ltd	118
574		Sturm Ruger & Co, Inc	52
295		Superior Uniform Group, Inc	7
8,612	*	Tapestry, Inc	374
3,418	*	Taylor Morrison Home Corp	90
5,607		Tempur Sealy International, Inc	220
3,486		Toll Brothers, Inc	202
1,066	*	TopBuild Corp	211
3,938	*	TRI Pointe Homes, Inc	84
1,520	*	Tupperware Brands Corp	36
5,744	*	Under Armour, Inc (Class A)	122
5,391	*	Under Armour, Inc (Class C)	100
700	*	Unifi, Inc	17
428	*	Universal Electronics, Inc	21
1,001	*	Vera Bradley, Inc	12
9,883		VF Corp	811
1,707	*	Vista Outdoor, Inc	79
576	*	VOXX International Corp (Class A)	8
1,740	*	Vuzix Corp	32
1,858		Whirlpool Corp	405
2,662		Wolverine World Wide, Inc	90
2,480	*	YETI Holdings, Inc	228

		TOTAL CONSUMER DURABLES & APPAREL	20,579

CONSUMER SERVICES - 2.2%
1,998	*,e	2U, Inc	83
1,229	*	Accel Entertainment, Inc	15
1,615	*	Adtalem Global Education, Inc	58
675	*	American Public Education, Inc	19
7,080		ARAMARK Holdings Corp	264
925	*	Bally’s Corp	50
39	*	Biglari Holdings, Inc (B Shares)	6
817	*	BJ’s Restaurants, Inc	40
2,832	*	Bloomin’ Brands, Inc	77
476	*	Bluegreen Vacations Holding Corp	9
1,246	*	Booking Holdings, Inc	2,726
2,347	*	Boyd Gaming Corp	144
1,917	*	Bright Horizons Family Solutions	282
1,545	*	Brinker International, Inc	96
5,983	*	Caesars Entertainment, Inc	621
25,476	*	Carnival Corp	672
591		Carriage Services, Inc	22
1,345	*	Carrols Restaurant Group, Inc	8
761	*	Century Casinos, Inc	10
1,085	*	Cheesecake Factory	59
4,170	*	Chegg, Inc	347

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

856	*	Chipotle Mexican Grill, Inc (Class A)	$1,327
891		Choice Hotels International, Inc	106
1,130		Churchill Downs, Inc	224
751	*	Chuy’s Holdings, Inc	28
182	*	Coursera, Inc	7
711		Cracker Barrel Old Country Store, Inc	106
3,992		Darden Restaurants, Inc	583
1,228	*	Dave & Buster’s Entertainment, Inc	50
1,227		Del Taco Restaurants, Inc	12
2,177	*	Denny’s Corp	36
32	*,†,e	Diamond Resorts International, Inc	0
458	*	Dine Brands Global Inc.	41
1,126		Domino’s Pizza, Inc	525
9,129	*	DraftKings, Inc	476
2,372	*	Drive Shack, Inc	8
809	*	El Pollo Loco Holdings, Inc	15
2,472	*	Everi Holdings, Inc	62
4,217	*	Expedia Group, Inc	690
1,005	*	Fiesta Restaurant Group, Inc	13
2,305	*	frontdoor, Inc	115
870	*	Full House Resorts, Inc	9
1,144	*,e	GAN Ltd	19
412	*	Golden Entertainment, Inc	18
800	*	Golden Nugget Online Gaming, Inc	10
115		Graham Holdings Co	73
1,248	*	Grand Canyon Education, Inc	112
5,101		H&R Block, Inc	120
1,453	*,e	Hall of Fame Resort & Entertainment Co	6
2,683	*	Hilton Grand Vacations, Inc	111
8,400	*	Hilton Worldwide Holdings, Inc	1,013
4,089	*	Houghton Mifflin Harcourt Co	45
1,223	*	Hyatt Hotels Corp	95
2,978	*	International Game Technology plc	71
713		Jack in the Box, Inc	79
10,145	*	Las Vegas Sands Corp	535
3,222	*	Laureate Education, Inc	47
608	*	Lindblad Expeditions Holdings, Inc	10
8,302	*	Marriott International, Inc (Class A)	1,133
1,302	*	Marriott Vacations Worldwide Corp	207
22,559		McDonald’s Corp	5,211
12,585		MGM Resorts International	537
388	*	Monarch Casino & Resort, Inc	26
133		Nathan’s Famous, Inc	9
149	*	NEOGAMES S.A.	9
400	*	Noodles & Co	5
11,263	*	Norwegian Cruise Line Holdings Ltd	331
465	*,e	ONE Group Hospitality, Inc	5
1,416	*	OneSpaWorld Holdings Ltd	14
1,035		Papa John’s International, Inc	108
4,773	*	Penn National Gaming, Inc	365
2,656	*	Perdoceo Education Corp	33
2,622	*	Planet Fitness, Inc	197
322	*	PlayAGS, Inc	3
330		RCI Hospitality Holdings, Inc	22
500	*	Red Robin Gourmet Burgers, Inc	17
1,923	*	Red Rock Resorts, Inc	82
1,367	*,e	Regis Corp	13
6,549	*	Royal Caribbean Cruises Ltd	558
1,353	*	Rush Street Interactive, Inc	17
1,174	*	Ruth’s Hospitality Group Inc	27
2,866	*	Scientific Games Corp (Class A)	222
1,710	*	SeaWorld Entertainment, Inc	85
5,130		Service Corp International	275
1,083	*	Shake Shack, Inc	116
2,486	*	Six Flags Entertainment Corp	108

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

35,693		Starbucks Corp	$3,991
673		Strategic Education, Inc	51
1,321	*	Stride, Inc	42
3,982	*	Terminix Global Holdings, Inc	190
2,226		Texas Roadhouse, Inc (Class A)	214
2,639		Travel & Leisure Co	157
1,170	*	Vail Resorts, Inc	370
2,671	*	Vivint Smart Home, Inc	35
5,847		Wendy’s	137
930		Wingstop, Inc	147
1,421	*	WW International Inc	51
2,646		Wyndham Hotels & Resorts, Inc	191
3,269	*	Wynn Resorts Ltd	400
12,355		Yum China Holdings, Inc	818
9,034		Yum! Brands, Inc	1,039

		TOTAL CONSUMER SERVICES	29,973

DIVERSIFIED FINANCIALS - 5.1%
1,316		Affiliated Managers Group, Inc	203
15,893		AGNC Investment Corp	268
315		Alerus Financial Corp	9
11,352		Ally Financial, Inc	566
203		A-Mark Precious Metals, Inc	9
19,804		American Express Co	3,272
3,563		Ameriprise Financial, Inc	887
41,656		Annaly Capital Management, Inc	370
4,140		Apollo Commercial Real Estate Finance, Inc	66
5,552		Apollo Global Management, Inc	345
3,143		Arbor Realty Trust, Inc	56
1,014		Ares Commercial Real Estate Corp	15
3,903		Ares Management Corp	248
2,063		ARMOUR Residential REIT, Inc	24
1,731		Artisan Partners Asset Management, Inc	88
427	*	Assetmark Financial Holdings, Inc	11
269		Associated Capital Group, Inc	10
494		B. Riley Financial, Inc	37
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	20
24,494		Bank of New York Mellon Corp	1,255
56,742	*	Berkshire Hathaway, Inc (Class B)	15,770
8,951		BGC Partners, Inc (Class A)	51
4,333		BlackRock, Inc	3,791
20,282		Blackstone Group, Inc	1,970
4,265		Blackstone Mortgage Trust, Inc	136
1,604	*	Blucora, Inc	28
2,164		Brightsphere Investment Group, Inc	51
3,033		BrightSpire Capital, Inc	28
3,848		Broadmark Realty Capital, Inc	41
2,523	*	Cannae Holdings, Inc	86
13,615		Capital One Financial Corp	2,106
3,681		Capstead Mortgage Corp	23
4,356		Carlyle Group, Inc	202
3,322		CBOE Global Markets, Inc	395
47,156		Charles Schwab Corp	3,433
5,843		Chimera Investment Corp	88
10,824		CME Group, Inc	2,302
853		Cohen & Steers, Inc	70
906		Cowen Group, Inc	37
268	*,e	Credit Acceptance Corp	122
334		Curo Group Holdings Corp	6
118		Diamond Hill Investment Group, Inc	20
9,258		Discover Financial Services	1,095
1,075	*	Donnelley Financial Solutions, Inc	35
620		Dynex Capital, Inc	12
630		Ellington Financial Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

978	*	Encore Capital Group, Inc	$46
1,226	*	Enova International, Inc	42
11,814		Equitable Holdings, Inc	360
1,311		Evercore Inc	185
1,988	*	Ezcorp, Inc (Class A)	12
1,184		Factset Research Systems, Inc	397
3,119		Federated Investors, Inc (Class B)	106
1,370		FirstCash, Inc	105
1,179	*	Focus Financial Partners, Inc	57
8,239		Franklin Resources, Inc	264
181		GAMCO Investors, Inc (Class A)	5
559		GCM Grosvenor, Inc	6
10,000		Goldman Sachs Group, Inc	3,795
1,667		Granite Point Mortgage Trust, Inc	25
430		Great Ajax Corp	6
1,775	*	Green Dot Corp	83
679		Greenhill & Co, Inc	11
904		Hamilton Lane, Inc	82
2,171		Hannon Armstrong Sustainable Infrastructure Capital, Inc	122
1,371		Houlihan Lokey, Inc	112
2,227		Interactive Brokers Group, Inc (Class A)	146
16,898		Intercontinental Exchange Group, Inc	2,006
10,471		Invesco Ltd	280
6,463	e	Invesco Mortgage Capital, Inc	25
4,780		Janus Henderson Group plc	185
6,446		Jefferies Financial Group, Inc	220
16,544		KKR & Co, Inc	980
419		KKR Real Estate Finance Trust, Inc	9
2,645		Ladder Capital Corp	30
3,360		Lazard Ltd (Class A)	152
2,865	*	LendingClub Corp	52
334	*	LendingTree, Inc	71
2,318		LPL Financial Holdings, Inc	313
1,157		MarketAxess Holdings, Inc	536
418		Marlin Business Services Corp	9
14,764		MFA Financial Inc	68
1,603		Moelis & Co	91
4,950		Moody’s Corp	1,794
42,056		Morgan Stanley	3,856
671		Morningstar, Inc	172
2,427		MSCI, Inc (Class A)	1,294
3,513		Nasdaq Inc	618
5,701		Navient Corp	110
637		Nelnet, Inc (Class A)	48
12,681		New Residential Investment Corp	134
11,605		New York Mortgage Trust, Inc	52
959	*,†	NewStar Financial, Inc	0	^
6,037		Northern Trust Corp	698
2,456		OneMain Holdings, Inc	147
3,011	*	Open Lending Corp	130
563	*	Oportun Financial Corp	11
448		Oppenheimer Holdings, Inc	23
1,276	e	Orchid Island Capital, Inc	7
2,603		PennyMac Mortgage Investment Trust	55
553		Piper Jaffray Cos	72
727		PJT Partners, Inc	52
1,565	*	PRA Group, Inc	60
2,124		PROG Holdings, Inc	102
527		Pzena Investment Management, Inc (Class A)	6
3,749		Raymond James Financial, Inc	487
1,249		Ready Capital Corp	20
3,329		Redwood Trust, Inc	40
383		Regional Management Corp	18
7,294		S&P Global, Inc	2,994

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,337		Santander Consumer USA Holdings, Inc	$49
551		Sculptor Capital Management, Inc	14
3,251		SEI Investments Co	201
10,253		SLM Corp	215
8,691		Starwood Property Trust, Inc	227
10,626		State Street Corp	874
968		StepStone Group, Inc	33
2,962		Stifel Financial Corp	192
601	*	StoneX Group, Inc	36
17,753		Synchrony Financial	861
6,832		T Rowe Price Group, Inc	1,353
1,884		TPG RE Finance Trust, Inc	25
2,955		Tradeweb Markets, Inc	250
8,413	e	Two Harbors Investment Corp	64
408	*	Upstart Holdings, Inc	51
2,593		Virtu Financial, Inc	72
255		Virtus Investment Partners, Inc	71
3,829		Voya Financial, Inc	235
4,611		WisdomTree Investments, Inc	29
160	*	World Acceptance Corp	26

		TOTAL DIVERSIFIED FINANCIALS	68,541

ENERGY - 2.8%
684	*,e	Aemetis, Inc	8
1,963	*,e	Alto Ingredients, Inc	12
9,807		Antero Midstream Corp	102
8,501	*	Antero Resources Corp	128
11,165		APA Corp	241
550	*	Arch Resources, Inc	31
3,123		Archrock, Inc	28
562	*	Aspen Aerogels, Inc	17
21,748		Baker Hughes Co	497
1,669		Berry Petroleum Co LLC	11
784		Bonanza Creek Energy, Inc	37
938		Brigham Minerals, Inc	20
297	*	Bristow Group, Inc	8
11,600		Cabot Oil & Gas Corp	203
1,403		Cactus, Inc	52
2,498	*	California Resources Corp	75
1,177	*	Callon Petroleum Co	68
5,384	*	Centennial Resource Development, Inc	36
230	*	Centrus Energy Corp	6
5,977	*	ChampionX Corp	153
7,197	*	Cheniere Energy, Inc	624
2,836		Chesapeake Energy Corp	147
58,572		Chevron Corp	6,135
3,262		Cimarex Energy Co	236
4,074	*	Clean Energy Fuels Corp	41
6,453	*	CNX Resources Corp	88
2,351	*	Comstock Resources Inc	16
41,051		ConocoPhillips	2,500
1,096	*	CONSOL Energy, Inc	20
3,409	*,e	Contango Oil & Gas Co	15
2,158		Continental Resources, Inc	82
612		CVR Energy, Inc	11
1,947		Delek US Holdings, Inc	42
1,483	*	Denbury, Inc	114
19,890		Devon Energy Corp	581
3,794		DHT Holdings, Inc	25
640	*	Diamond S Shipping Inc	6
5,395		Diamondback Energy, Inc	507
535	*	DMC Global, Inc	30
1,083	*	Dorian LPG Ltd	15
1,195	*	Dril-Quip, Inc	40

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

384	*	Earthstone Energy, Inc	$4
4,018	*,e	Energy Fuels, Inc	24
17,916		EOG Resources, Inc	1,495
8,585	*	EQT Corp	191
11,874		Equitrans Midstream Corp	101
405	*	Extraction Oil & Gas, Inc	22
128,248		Exxon Mobil Corp	8,090
4,539	*	Frank’s International NV	14
3,756		Frontline Ltd	34
244	*	FTS International, Inc	7
5,829	*,e	Gevo, Inc	42
3,300	*	Golar LNG Ltd	44
1,490	*	Green Plains Inc	50
27,325		Halliburton Co	632
5,378	*	Helix Energy Solutions Group, Inc	31
3,077		Helmerich & Payne, Inc	100
8,569		Hess Corp	748
4,571		HollyFrontier Corp	150
813		International Seaways, Inc	16
59,023		Kinder Morgan, Inc	1,076
12,787	*	Kosmos Energy Ltd	44
367	*	Laredo Petroleum, Inc	34
2,341	*	Liberty Oilfield Services, Inc	33
3,546	*	Magnolia Oil & Gas Corp	55
24,847		Marathon Oil Corp	338
19,760		Marathon Petroleum Corp	1,194
3,253		Matador Resources Co	117
1,842	*,e	Meta Materials, Inc	14
4,346		Murphy Oil Corp	101
238	*	Nabors Industries Ltd	27
639	*	National Energy Services Reunited Corp	9
740		New Fortress Energy, Inc	28
3,366	*	Newpark Resources, Inc	12
4,954	*	NexTier Oilfield Solutions, Inc	24
3,925		Nordic American Tankers Ltd	13
1,332		Northern Oil and Gas, Inc	28
12,582	*	NOV, Inc	193
553		Oasis Petroleum, Inc	56
25,800		Occidental Petroleum Corp	807
3,306	*	Oceaneering International, Inc	51
2,073	*	Oil States International, Inc	16
13,479		ONEOK, Inc	750
7,741		Ovintiv, Inc	244
1,291	*	Par Pacific Holdings, Inc	22
5,355		Patterson-UTI Energy, Inc	53
3,006	*	PBF Energy, Inc	46
2,885		PDC Energy, Inc	132
2,049	*	Peabody Energy Corp	16
544	*	Penn Virginia Corp	13
13,333		Phillips 66	1,144
6,414		Pioneer Natural Resources Co	1,042
2,609	*	ProPetro Holding Corp	24
7,142	*	Range Resources Corp	120
1,305	*	Renewable Energy Group, Inc	81
234	*	Rex American Resources Corp	21
257		Riley Exploration Permian, Inc	7
2,256	*	RPC, Inc	11
42,816		Schlumberger Ltd	1,371
1,622		Scorpio Tankers, Inc	36
1,587	*	Select Energy Services, Inc	10
2,365		SFL Corp Ltd	18
3,447		SM Energy Co	85
369		Solaris Oilfield Infrastructure, Inc	4
20,061	*	Southwestern Energy Co	114

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,067	*	Talos Energy, Inc	$17
6,803		Targa Resources Investments, Inc	302
560	*,e	Teekay Tankers Ltd	8
9,587	*	Tellurian, Inc	45
3,440	*	Tetra Technologies, Inc	15
175		Texas Pacific Land Corp	280
878	*	Tidewater, Inc	11
5,127	*,e	Uranium Energy Corp	14
3,976	*,e	Ur-Energy, Inc	6
2,427	*	US Silica Holdings, Inc	28
12,441		Valero Energy Corp	971
473	*	Vine Energy, Inc	7
3,587	*	W&T Offshore, Inc	17
1,095	*	Whiting Petroleum Corp	60
36,887		Williams Cos, Inc	979
1,789		World Fuel Services Corp	57

		TOTAL ENERGY	37,254

FOOD & STAPLES RETAILING - 1.2%
4,646	e	Albertsons Cos, Inc	91
1,108		Andersons, Inc	34
4,231	*	BJ’s Wholesale Club Holdings, Inc	201
1,175		Casey’s General Stores, Inc	229
776	*	Chefs’ Warehouse Holdings, Inc	25
13,402		Costco Wholesale Corp	5,303
2,474	*	Grocery Outlet Holding Corp	86
555		Ingles Markets, Inc (Class A)	32
22,920		Kroger Co	878
345		Natural Grocers by Vitamin C	4
4,078	*	Performance Food Group Co	198
820		Pricesmart, Inc	75
1,730	*	Rite Aid Corp	28
957		SpartanNash Co	18
3,683	*	Sprouts Farmers Market, Inc	92
14,841		SYSCO Corp	1,154
1,636	*	United Natural Foods, Inc	60
6,745	*	US Foods Holding Corp	259
292		Village Super Market (Class A)	7
21,866		Walgreens Boots Alliance, Inc	1,150
42,933		Walmart, Inc	6,054
313		Weis Markets, Inc	16

		TOTAL FOOD & STAPLES RETAILING	15,994

FOOD, BEVERAGE & TOBACCO - 2.8%
4,487	*	22nd Century Group, Inc	21
56,279		Altria Group, Inc	2,683
1,201	*	AppHarvest, Inc	19
16,933		Archer-Daniels-Midland Co	1,026
2,065	e	B&G Foods, Inc (Class A)	68
1,699	*	Beyond Meat, Inc	268
285	*	Boston Beer Co, Inc (Class A)	291
1,291		Brown-Forman Corp (Class A)	91
5,268		Brown-Forman Corp (Class B)	395
4,179		Bunge Ltd	327
583		Calavo Growers, Inc	37
1,263		Cal-Maine Foods, Inc	46
5,433		Campbell Soup Co	248
1,361	*	Celsius Holdings, Inc	104
117,722		Coca-Cola Co	6,370
126		Coca-Cola Consolidated Inc	51
14,460		ConAgra Brands, Inc	526
4,932		Constellation Brands, Inc (Class A)	1,154
4,729	*	Darling International, Inc	319
258	*	Duckhorn Portfolio, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,653		Flowers Foods, Inc	$137
1,151		Fresh Del Monte Produce, Inc	38
1,239	*	Freshpet, Inc	202
18,667		General Mills, Inc	1,137
2,641	*	Hain Celestial Group, Inc	106
4,497		Hershey Co	783
8,693		Hormel Foods Corp	415
3,112	*	Hostess Brands, Inc	50
1,875		Ingredion, Inc	170
530		J&J Snack Foods Corp	92
3,297		J.M. Smucker Co	427
368		John B. Sanfilippo & Son, Inc	33
7,478		Kellogg Co	481
20,480		Keurig Dr Pepper, Inc	722
20,047		Kraft Heinz Co	817
4,431		Lamb Weston Holdings, Inc	357
621		Lancaster Colony Corp	120
1,056	*	Landec Corp	12
443		Limoneira Co	8
7,291		McCormick & Co, Inc	644
476		MGP Ingredients, Inc	32
684	*	Mission Produce, Inc	14
5,596	*	Molson Coors Brewing Co (Class B)	300
42,162		Mondelez International, Inc	2,633
11,016	*	Monster Beverage Corp	1,006
794		National Beverage Corp	37
3,685	*	NewAge, Inc	8
41,880		PepsiCo, Inc	6,205
47,242		Philip Morris International, Inc	4,682
1,486	*	Pilgrim’s Pride Corp	33
1,888	*	Post Holdings, Inc	205
4,873		Primo Water Corp	81
642		Sanderson Farms, Inc	121
8		Seaboard Corp	31
226	*	Seneca Foods Corp	12
2,221	*	Simply Good Foods Co	81
1,227	*	Tattooed Chef, Inc	26
354	e	Tootsie Roll Industries, Inc	12
1,691	*	TreeHouse Foods, Inc	75
310		Turning Point Brands, Inc	14
8,737		Tyson Foods, Inc (Class A)	644
627		Universal Corp	36
1,426		Utz Brands, Inc	31
4,010		Vector Group Ltd	57
689	*	Vital Farms, Inc	14
451	*	Whole Earth Brands, Inc	7

		TOTAL FOOD, BEVERAGE & TOBACCO	37,198

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
3,431	*	1Life Healthcare, Inc	113
52,583		Abbott Laboratories	6,096
1,342	*	Abiomed, Inc	419
2,786	*	Acadia Healthcare Co, Inc	175
987	*	Accelerate Diagnostics, Inc	8
1,487	*	Accolade, Inc	81
3,073	*	Accuray, Inc	14
385	*,e	Acutus Medical, Inc	7
2,296	*	AdaptHealth Corp	63
409	*	Addus HomeCare Corp	36
462	*	Agiliti, Inc	10
1,226	*	agilon health, Inc	50
2,386	*	Align Technology, Inc	1,458
4,504	*	Allscripts Healthcare Solutions, Inc	83
2,458	*	Alphatec Holdings Inc	38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

956	*	Amedisys, Inc	$234
5,730	*	American Well Corp	72
4,561		AmerisourceBergen Corp	522
1,491	*	AMN Healthcare Services, Inc	145
1,310	*	Angiodynamics, Inc	36
7,436		Anthem, Inc	2,839
1,046	*	Apollo Medical Holdings, Inc	66
1,701	*	Apyx Medical Corp	18
7,064	*	Asensus Surgical, Inc	22
2,590	*,e	Aspira Women’s Health, Inc	15
1,229	*	AtriCure, Inc	97
40		Atrion Corp	25
1,650	*	Avanos Medical, Inc	60
920	*	Aveanna Healthcare Holdings, Inc	11
1,009	*	AxoGen, Inc	22
1,185	*	Axonics Modulation Technologies, Inc	75
15,287		Baxter International, Inc	1,231
8,758		Becton Dickinson & Co	2,130
681	*	BioLife Solutions Inc	30
43,019	*	Boston Scientific Corp	1,839
6,211	*	Brookdale Senior Living, Inc	49
711	*	Butterfly Network, Inc	10
8,662		Cardinal Health, Inc	494
1,207	*	Cardiovascular Systems, Inc	51
627	*	Castle Biosciences, Inc	46
2,942	*	Castlight Health, Inc	8
17,601	*	Centene Corp	1,284
9,211		Cerner Corp	720
902	*	Certara, Inc	26
4,212	*	Cerus Corp	25
7,587	*	Change Healthcare, Inc	175
436		Chemed Corp	207
10,351		Cigna Corp	2,454
511	*	ClearPoint Neuro, Inc	10
3,702	*	Community Health Systems, Inc	57
481		Computer Programs & Systems, Inc	16
930		Conmed Corp	128
1,412		Cooper Cos, Inc	560
368	*	Corvel Corp	49
3,149	*	Covetrus, Inc	85
1,273	*	Cross Country Healthcare, Inc	21
1,250	*	CryoLife, Inc	35
1,192	*,e	CryoPort, Inc	75
593	*	Cutera, Inc	29
39,903		CVS Health Corp	3,329
1,039	*	CytoSorbents Corp	8
19,199		Danaher Corp	5,152
400	*	DarioHealth Corp	9
2,064	*	DaVita, Inc	249
6,784		Dentsply Sirona, Inc	429
2,875	*	DexCom, Inc	1,228
533	*	Eargo, Inc	21
18,811	*	Edwards Lifesciences Corp	1,948
3,069		Encompass Health Corp	239
1,488		Ensign Group, Inc	129
4,763	*	Envista Holdings Corp	206
2,484	*	Evolent Health, Inc	52
526	*	Forian, Inc	7
604	*,e	Fulgent Genetics, Inc	56
1,276	*	Glaukos Corp	108
2,038	*	Globus Medical, Inc	158
2,679	*	Guardant Health, Inc	333
1,656	*	Haemonetics Corp	110
1,155	*	Hanger Inc	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,906		HCA Healthcare, Inc	$1,634
1,262	*	Health Catalyst, Inc	70
2,384	*	HealthEquity, Inc	192
1,071	*	HealthStream, Inc	30
4,404	*	Henry Schein, Inc	327
236	*	Heska Corp	54
1,862		Hill-Rom Holdings, Inc	211
7,743	*	Hologic, Inc	517
3,921		Humana, Inc	1,736
551	*	iCAD, Inc	10
588	*	ICU Medical, Inc	121
2,567	*	IDEXX Laboratories, Inc	1,621
996	*	Inari Medical, Inc	93
359	*	InfuSystem Holdings, Inc	7
316	*	Innovage Holding Corp	7
672	*	Inogen, Inc	44
2,425	*	Inovalon Holdings, Inc	83
841	*	Inspire Medical Systems, Inc	163
2,028	*	Insulet Corp	557
935	*	Integer Holding Corp	88
2,413	*	Integra LifeSciences Holdings Corp	165
1,040	*	Intersect ENT, Inc	18
3,574	*	Intuitive Surgical, Inc	3,287
1,260	*	Invacare Corp	10
878	*	iRhythm Technologies, Inc	58
390	*	Joint Corp	33
2,905	*	Laboratory Corp of America Holdings	801
1,734	*	Lantheus Holdings, Inc	48
562		LeMaitre Vascular, Inc	34
970	*	LHC Group, Inc	194
1,549	*	LivaNova plc	130
735	*	Magellan Health Services, Inc	69
1,557	*	Masimo Corp	377
4,872		McKesson Corp	932
2,494	*	MEDNAX, Inc	75
40,615		Medtronic plc	5,042
1,637	*	Meridian Bioscience, Inc	36
1,636	*	Merit Medical Systems, Inc	106
126		Mesa Laboratories, Inc	34
402	*	Misonix Inc	9
426	*	ModivCare, Inc	72
1,782	*	Molina Healthcare, Inc	451
11,636	*	Multiplan Corp	111
212		National Healthcare Corp	15
357		National Research Corp	16
1,257	*	Natus Medical, Inc	33
2,862	*	Neogen Corp	132
720	*	Neuronetics, Inc	12
1,074	*	Nevro Corp	178
1,960	*	NextGen Healthcare, Inc	32
3,057	*	Novocure Ltd	678
1,734	*	NuVasive, Inc	118
3,059	*	Oak Street Health, Inc	179
1,384	*	Omnicell, Inc	210
256	*,e	Ontrak, Inc	8
578	*	OptimizeRx Corp	36
3,134	*	Option Care Health, Inc	69
2,181	*	OraSure Technologies, Inc	22
2,612	*	Ortho Clinical Diagnostics Holdings plc	56
679	*	Orthofix Medical Inc	27
357	*	OrthoPediatrics Corp	23
1,325	*	Outset Medical, Inc	66
2,217		Owens & Minor, Inc	94
2,772		Patterson Cos, Inc	84

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,068	*	PAVmed, Inc	$13
942	*	Pennant Group, Inc	38
1,045	*	Penumbra, Inc	286
619	*,e	PetIQ, Inc	24
1,056	*	Phreesia, Inc	65
3,726		Premier, Inc	130
468	*	Privia Health Group, Inc	21
1,851	*	Progyny, Inc	109
711	*	Pulmonx Corp	31
438	*,e	Pulse Biosciences, Inc	7
4,020		Quest Diagnostics, Inc	530
1,171	*	Quidel Corp	150
1,933	*	Quotient Ltd	7
3,887	*	R1 RCM, Inc	86
1,510	*	RadNet, Inc	51
4,384		Resmed, Inc	1,081
1,342	*	Schrodinger, Inc	101
640	*	SeaSpine Holdings Corp	13
3,129		Select Medical Holdings Corp	132
12,510	*	Senseonics Holdings, Inc	48
996	*	Shockwave Medical Inc	189
815	*	SI-BONE, Inc	26
1,584	*	Sientra, Inc	13
607	*	Signify Health, Inc	18
987	*	Silk Road Medical Inc	47
414		Simulations Plus, Inc	23
1,009	*	SOC Telemed, Inc	6
225	*	Soliton Inc	5
1,447	*	Staar Surgical Co	221
1,333	*	Stereotaxis, Inc	13
2,905		STERIS plc	599
10,568		Stryker Corp	2,745
927	*	Surgery Partners, Inc	62
516	*	SurModics, Inc	28
641	*,e	Tabula Rasa HealthCare, Inc	32
468	*	Tactile Systems Technology, Inc	24
1,948	*	Tandem Diabetes Care, Inc	190
4,399	*	Teladoc, Inc	731
1,398		Teleflex, Inc	562
3,172	*	Tenet Healthcare Corp	212
1,218	*	Tivity Health, Inc	32
604	*	Transmedics Group, Inc	20
175	*	Treace Medical Concepts, Inc	5
996	*	Triple-S Management Corp (Class B)	22
28,454		UnitedHealth Group, Inc	11,394
2,170		Universal Health Services, Inc (Class B)	318
468		US Physical Therapy, Inc	54
149		Utah Medical Products, Inc	13
627	*	Vapotherm, Inc	15
1,492	*	Varex Imaging Corp	40
4,162	*	Veeva Systems, Inc	1,294
1,066	*	Viemed Healthcare, Inc	8
3,908	*	ViewRay, Inc	26
1,082	*	Vocera Communications, Inc	43
2,186		West Pharmaceutical Services, Inc	785
6,355		Zimmer Biomet Holdings, Inc	1,022
953	*,e	Zynex Inc	15

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	84,074

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
656	*	Beauty Health Co	11
1,245	*	BellRing Brands, Inc	39
400	*	Central Garden & Pet Co	21
1,366	*	Central Garden and Pet Co (Class A)	66

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,382		Church & Dwight Co, Inc	$629
3,820		Clorox Co	687
25,299		Colgate-Palmolive Co	2,058
9,161	*	Coty, Inc	86
1,561		Edgewell Personal Care Co	68
1,085	*	elf Beauty, Inc	29
2,086		Energizer Holdings, Inc	90
6,944		Estee Lauder Cos (Class A)	2,209
2,976	*	Herbalife Nutrition Ltd	157
735		Inter Parfums, Inc	53
10,273		Kimberly-Clark Corp	1,374
366		Medifast, Inc	104
537		Nature’s Sunshine Products, Inc	9
1,594		Nu Skin Enterprises, Inc (Class A)	90
255		Oil-Dri Corp of America	9
73,602		Procter & Gamble Co	9,931
480	*,e	Revlon, Inc (Class A)	6
1,260		Reynolds Consumer Products, Inc	38
1,309		Spectrum Brands Holdings, Inc	111
426	*	USANA Health Sciences, Inc	44
1,597	*	Veru, Inc	13
443		WD-40 Co	114

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	18,046

INSURANCE - 2.0%
20,514		Aflac, Inc	1,101
421	*	Alleghany Corp	281
9,022		Allstate Corp	1,177
1,747	*	AMBAC Financial Group, Inc	27
2,546		American Equity Investment Life Holding Co	82
2,151		American Financial Group, Inc	268
26,203		American International Group, Inc	1,247
80		American National Group, Inc	12
751		Amerisafe, Inc	45
6,784		Aon plc	1,620
11,535	*	Arch Capital Group Ltd	449
1,084		Argo Group International Holdings Ltd	56
5,903		Arthur J. Gallagher & Co	827
1,802		Assurant, Inc	281
2,339		Assured Guaranty Ltd	111
3,443	*	Athene Holding Ltd	232
2,014		Axis Capital Holdings Ltd	99
2,527	*	Brighthouse Financial, Inc	115
7,135		Brown & Brown, Inc	379
1,025	*	BRP Group, Inc	27
13,569		Chubb Ltd	2,157
4,580		Cincinnati Financial Corp	534
2,162	*,e	Citizens, Inc (Class A)	11
758		CNA Financial Corp	34
4,045		Conseco, Inc	96
406		Donegal Group, Inc (Class A)	6
746	*	eHealth, Inc	44
1,061		Employers Holdings, Inc	45
294	*	Enstar Group Ltd	70
689		Erie Indemnity Co (Class A)	133
1,169		Everest Re Group Ltd	295
8,198		Fidelity National Financial Inc	356
2,961		First American Financial Corp	185
14,243	*	Genworth Financial, Inc (Class A)	56
3,161		Globe Life, Inc	301
1,121	*	GoHealth, Inc	13
512		Goosehead Insurance, Inc	65
621	*	Greenlight Capital Re Ltd (Class A)	6
1,148		Hanover Insurance Group, Inc	156

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,884		Hartford Financial Services Group, Inc	$674
290	e	HCI Group, Inc	29
1,074		Heritage Insurance Holdings, Inc	9
1,591		Horace Mann Educators Corp	60
345		Independence Holding Co	16
62		Investors Title Co	11
646		James River Group Holdings Ltd	24
1,556		Kemper Corp	115
651		Kinsale Capital Group, Inc	107
1,146	*	Lemonade, Inc	125
5,511		Lincoln National Corp	346
6,835		Loews Corp	374
422	*	Markel Corp	501
15,354		Marsh & McLennan Cos, Inc	2,160
2,049	*	MBIA, Inc	23
754		Mercury General Corp	49
22,574		Metlife, Inc	1,351
648	*	MetroMile, Inc	6
92		National Western Life Group, Inc	21
394	*	NI Holdings, Inc	7
9,089		Old Republic International Corp	226
682	*	Palomar Holdings, Inc	51
1,239		Primerica, Inc	190
8,393		Principal Financial Group	530
1,956		ProAssurance Corp	44
17,707		Progressive Corp	1,739
12,095		Prudential Financial, Inc	1,239
2,140		Reinsurance Group of America, Inc (Class A)	244
1,575		RenaissanceRe Holdings Ltd	234
1,226		RLI Corp	128
192		Safety Insurance Group, Inc	15
1,895		Selective Insurance Group, Inc	154
4,001	*	Selectquote, Inc	77
2,745	*	SiriusPoint Ltd	28
630		State Auto Financial Corp	11
815		Stewart Information Services Corp	46
1,255		Tiptree Inc	12
7,621		Travelers Cos, Inc	1,141
1,119	*	Trupanion, Inc	129
844		United Fire Group Inc	23
739		United Insurance Holdings Corp	4
1,340		Universal Insurance Holdings, Inc	19
4,932		Unum Group	140
4,322		W.R. Berkley Corp	322
615	*	Watford Holdings Ltd	22
105		White Mountains Insurance Group Ltd	121
3,902		Willis Towers Watson plc	898

		TOTAL INSURANCE	26,794

MATERIALS - 2.5%
889	*	AdvanSix, Inc	26
6,688		Air Products & Chemicals, Inc	1,924
3,587		Albemarle Corp	604
5,455	*	Alcoa Corp	201
4,202	*	Allegheny Technologies, Inc	88
47,396		Amcor plc	543
1,143		American Vanguard Corp	20
4,987	*	Amyris, Inc	82
1,717		Aptargroup, Inc	242
3,221	*	Arconic Corp	115
716		Ardagh Group S.A.	18
1,771		Ashland Global Holdings, Inc	155
2,528		Avery Dennison Corp	531
2,934		Avient Corp	144

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,815	*	Axalta Coating Systems Ltd	$177
794		Balchem Corp	104
9,804		Ball Corp	794
3,811	*	Berry Global Group, Inc	249
1,693		Cabot Corp	96
1,812		Carpenter Technology Corp	73
3,509		Celanese Corp (Series A)	532
1,952	*	Century Aluminum Co	25
6,646		CF Industries Holdings, Inc	342
284		Chase Corp	29
5,165		Chemours Co	180
623	*	Clearwater Paper Corp	18
13,430	*,e	Cleveland-Cliffs, Inc	290
6,825	*	Coeur Mining, Inc	61
2,958		Commercial Metals Co	91
1,021		Compass Minerals International, Inc	60
3,240	*	Constellium SE	61
22,360		Corteva, Inc	992
3,733		Crown Holdings, Inc	382
1,980	*	Danimer Scientific, Inc	50
297	*	Diversey Holdings Ltd	5
1,526	*	Domtar Corp	84
22,654		Dow, Inc	1,433
16,212		DuPont de Nemours, Inc	1,255
1,248		Eagle Materials, Inc	177
4,180		Eastman Chemical Co	488
7,581		Ecolab, Inc	1,561
6,085		Element Solutions, Inc	142
2,253	*	Ferro Corp	49
2,943	*,†	Ferroglobe plc	0
3,799		FMC Corp	411
657	*	Forterra, Inc	15
44,466		Freeport-McMoRan, Inc (Class B)	1,650
954		FutureFuel Corp	9
916	*	Gatos Silver, Inc	16
1,276	*	GCP Applied Technologies, Inc	30
1,827		Glatfelter Corp	25
7,879		Graphic Packaging Holding Co	143
985		Greif, Inc (Class A)	60
203		Greif, Inc (Class B)	12
1,761		H.B. Fuller Co	112
754		Hawkins, Inc	25
501		Haynes International, Inc	18
16,414		Hecla Mining Co	122
6,401		Huntsman Corp	170
1,288	*	Ingevity Corp	105
872		Innospec, Inc	79
7,583		International Flavors & Fragrances, Inc	1,133
12,028		International Paper Co	737
362	*	Intrepid Potash, Inc	11
443		Kaiser Aluminum Corp	55
850	*	Koppers Holdings, Inc	27
929	*	Kraton Corp	30
893		Kronos Worldwide, Inc	13
4,227	*	Livent Corp	82
2,946		Louisiana-Pacific Corp	178
8,001		LyondellBasell Industries NV	823
1,916		Martin Marietta Materials, Inc	674
679		Materion Corp	51
838		Minerals Technologies, Inc	66
10,560		Mosaic Co	337
2,135	*	MP Materials Corp	79
871		Myers Industries, Inc	18
642		Neenah Inc	32

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

209		NewMarket Corp	$67
24,386		Newmont Goldcorp Corp	1,546
8,146	*	Novagold Resources Inc	65
9,151		Nucor Corp	878
5,026	*	O-I Glass, Inc	82
4,186		Olin Corp	194
395		Olympic Steel, Inc	12
2,087	*	Orion Engineered Carbons SA	40
2,908		Packaging Corp of America	394
728		Pactiv Evergreen, Inc	11
659	*	Perpetua Resources Corp	5
7,195		PPG Industries, Inc	1,221
890		PQ Group Holdings, Inc	14
673	*,e	PureCycle Technologies, Inc	16
452		Quaker Chemical Corp	107
821	*	Ranpak Holdings Corp	21
1,744	*	Rayonier Advanced Materials, Inc	12
1,900		Reliance Steel & Aluminum Co	287
1,819		Royal Gold, Inc	208
3,925		RPM International, Inc	348
592	*	Ryerson Holding Corp	9
941		Schnitzer Steel Industries, Inc (Class A)	46
766		Schweitzer-Mauduit International, Inc	31
1,142		Scotts Miracle-Gro Co (Class A)	219
4,592		Sealed Air Corp	272
1,015		Sensient Technologies Corp	88
7,392		Sherwin-Williams Co	2,014
2,434		Silgan Holdings, Inc	101
3,066		Sonoco Products Co	205
2,484		Southern Copper Corp	160
6,225		Steel Dynamics, Inc	371
479		Stepan Co	58
3,397	*	Summit Materials, Inc	118
2,524		SunCoke Energy, Inc	18
1,535	*	TimkenSteel Corp	22
1,164		Tredegar Corp	16
1,292		Trinseo S.A.	77
3,174		Tronox Holdings plc	71
226	*	UFP Technologies, Inc	13
66		United States Lime & Minerals, Inc	9
7,852		United States Steel Corp	188
577	*	US Concrete, Inc	43
5,735		Valvoline, Inc	186
1,233		Verso Corp	22
4,078		Vulcan Materials Co	710
1,811		W R Grace & Co	125
1,812		Warrior Met Coal, Inc	31
1,167		Westlake Chemical Corp	105
8,064		WestRock Co	429
858		Worthington Industries, Inc	52
333	*	Zymergen, Inc	13

		TOTAL MATERIALS	33,191

MEDIA & ENTERTAINMENT - 8.8%
23,257		Activision Blizzard, Inc	2,220
1,783	*	Advantage Solutions, Inc	19
9,104	*	Alphabet, Inc (Class A)	22,230
8,584	*	Alphabet, Inc (Class C)	21,514
6,750	*	Altice USA, Inc	230
12,221	*	AMC Entertainment Holdings, Inc	693
921	*	AMC Networks, Inc	61
353	*	Boston Omaha Corp	11
163		Cable One, Inc	312
941	*	Cardlytics, Inc	119

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,709	*	Cargurus, Inc	$71
2,223	*	Cars.com, Inc	32
3,980	*	Charter Communications, Inc	2,871
296	*	Chicken Soup For The Soul Entertainment, Inc	12
3,434	*	Cinemark Holdings, Inc	75
10,518	*	Clear Channel	28
137,840		Comcast Corp (Class A)	7,860
1,824	*	comScore, Inc	9
690	*,e	CuriosityStream, Inc	9
46	*	Daily Journal Corp	16
4,788	*,e	Discovery, Inc (Class A)	147
9,197	*	Discovery, Inc (Class C)	267
7,763	*	DISH Network Corp (Class A)	324
8,720		Electronic Arts, Inc	1,254
568	*	Emerald Holding, Inc	3
4,712	*	Entercom Communications Corp	20
2,637		Entravision Communications Corp (Class A)	18
8,167	*	Eros STX Global Corp	12
2,165	*	Eventbrite Inc	41
452	*	EverQuote Inc	15
1,941		EW Scripps Co (Class A)	40
72,442	*	Facebook, Inc	25,189
2,575	*	Fluent, Inc	8
9,927		Fox Corp (Class A)	369
4,763		Fox Corp (Class B)	168
3,947	*	fuboTV, Inc	127
4,050	*	Gannett Co, Inc	22
2,680		Gray Television, Inc	63
408	*	Hemisphere Media Group, Inc	5
2,290	*	IAC	353
3,188	*	iHeartMedia, Inc	86
1,677	*	Imax Corp	36
12,163		Interpublic Group of Cos, Inc	395
1,411		John Wiley & Sons, Inc (Class A)	85
428	*	Liberty Braves Group (Class A)	12
1,434	*	Liberty Braves Group (Class C)	40
661	*	Liberty Broadband Corp (Class A)	111
4,606	*	Liberty Broadband Corp (Class C)	800
300	*	Liberty Media Group (Class A)	13
5,944	*	Liberty Media Group (Class C)	287
2,524	*	Liberty SiriusXM Group (Class A)	118
4,971	*	Liberty SiriusXM Group (Class C)	231
3,006	*	Liberty TripAdvisor Holdings, Inc	12
2,000	*	Lions Gate Entertainment Corp (Class A)	41
3,835	*	Lions Gate Entertainment Corp (Class B)	70
4,097	*	Live Nation, Inc	359
1,013	*	LiveXLive Media, Inc	5
190		Loral Space & Communications, Inc	7
627	*	Madison Square Garden Co	108
627	*	Madison Square Garden Entertainment Corp	53
3,246	*	Magnite, Inc	110
736	*,e	Marcus Corp	16
8,083	*	Match Group, Inc	1,303
1,585	*	MDC Partners, Inc	9
584	*	MediaAlpha, Inc	25
1,180	*	Meredith Corp	51
1,195	*	MSG Networks, Inc	17
2,714		National CineMedia, Inc	14
13,074	*	Netflix, Inc	6,906
5,138		New York Times Co (Class A)	224
11,739		News Corp (Class A)	302
3,112		News Corp (Class B)	76
1,183		Nexstar Media Group Inc	175
6,563		Omnicom Group, Inc	525
16,442	*	Pinterest, Inc	1,298

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,217	*	Playtika Holding Corp	$53
1,192	*	QuinStreet, Inc	22
3,467	*	Roku, Inc	1,592
1,096		Scholastic Corp	42
1,688		Sinclair Broadcast Group, Inc (Class A)	56
28,000	e	Sirius XM Holdings, Inc	183
8,841	*	Skillz, Inc	192
4,153	*	Spotify Technology S.A.	1,145
3,488	*	Take-Two Interactive Software, Inc	617
708	*	TechTarget, Inc	55
6,883		TEGNA, Inc	129
2,932	*	TripAdvisor, Inc	118
2,406	*	TrueCar, Inc	14
23,684	*	Twitter, Inc	1,630
244		ViacomCBS, Inc (Class A)	12
17,510		ViacomCBS, Inc (Class B)	791
3,717	*	Vimeo, Inc	182
54,965	*	Walt Disney Co	9,661
1,263	*	WideOpenWest, Inc	26
1,422		World Wrestling Entertainment, Inc (Class A)	82
2,109	*	Yelp, Inc	84
1,844	*	Zillow Group, Inc (Class A)	226
4,924	*	Zillow Group, Inc (Class C)	602
28,917	*	Zynga, Inc	307

		TOTAL MEDIA & ENTERTAINMENT	118,578

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
2,501	*	10X Genomics, Inc	490
259	*	4D Molecular Therapeutics, Inc	6
6,325	*	9 Meters Biopharma, Inc	7
53,459		AbbVie, Inc	6,022
3,739	*	Acadia Pharmaceuticals, Inc	91
1,640	*	Acceleron Pharma, Inc	206
1,289	*	Aclaris Therapeutics, Inc	23
3,224	*	Adaptive Biotechnologies Corp	132
546	*	Adicet Bio, Inc	6
2,388	*	Adverum Biotechnologies, Inc	8
1,277	*	Aeglea BioTherapeutics, Inc	9
1,175	*	Aerie Pharmaceuticals, Inc	19
3,354	*	Affimed NV	29
5,844	*	Agenus, Inc	32
9,249		Agilent Technologies, Inc	1,367
1,876	*	Agios Pharmaceuticals, Inc	103
3,952	*	Akebia Therapeutics, Inc	15
718	*	Akero Therapeutics, Inc	18
708	*	Akouos, Inc	9
332	*	Albireo Pharma, Inc	12
2,198	*,†	Alder Biopharmaceuticals Inc	2
1,373	*	Aldeyra Therapeutics, Inc	16
1,504	*	Alector, Inc	31
6,546	*	Alexion Pharmaceuticals, Inc	1,203
535	*	Aligos Therapeutics, Inc	11
5,160	*	Alkermes plc	127
1,018	*	Allakos, Inc	87
1,951	*	Allogene Therapeutics, Inc	51
845	*	Allovir, Inc	17
3,604	*	Alnylam Pharmaceuticals, Inc	611
971	*	Altimmune, Inc	10
515	*	ALX Oncology Holdings, Inc	28
17,399		Amgen, Inc	4,241
8,241	*	Amicus Therapeutics, Inc	79
2,888	*	Amneal Pharmaceuticals, Inc	15
1,331	*	Amphastar Pharmaceuticals, Inc	27
5,455	*,e	Ampio Pharmaceuticals, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

679	*	AnaptysBio, Inc	$18
1,840	*,e	Anavex Life Sciences Corp	42
292	*	ANI Pharmaceuticals, Inc	10
566	*	Anika Therapeutics, Inc	24
897	*	Annexon, Inc	20
5,621	*	Antares Pharma, Inc	25
1,954	*	Apellis Pharmaceuticals, Inc	123
728	*,e	Applied Molecular Transport, Inc	33
433	*	Applied Therapeutics, Inc	9
1,429	*	AquaBounty Technologies, Inc	8
2,291	*,e	Arbutus Biopharma Corp	7
625	*	Arcturus Therapeutics Holdings, Inc	21
1,321	*	Arcus Biosciences, Inc	36
782	*	Arcutis Biotherapeutics, Inc	21
2,302	*	Ardelyx, Inc	17
1,827	*	Arena Pharmaceuticals, Inc	125
3,104	*	Arrowhead Pharmaceuticals Inc	257
1,292	*	Arvinas, Inc	99
2,394	*	Atara Biotherapeutics, Inc	37
1,878	*	Atea Pharmaceuticals, Inc	40
2,321	*	Athenex, Inc	11
11,419	*,e	Athersys, Inc	16
866	*,e	Athira Pharma, Inc	9
3,540	*	Atossa Therapeutics, Inc	22
684	*,e	Atreca, Inc	6
17,155	*	Avantor, Inc	609
1,798	*	Avid Bioservices, Inc	46
875	*	Avidity Biosciences, Inc	22
611	*	Avita Medical, Inc	13
645	*	Avrobio, Inc	6
854	*	Axsome Therapeutics, Inc	58
1,401	*,e	Beam Therapeutics, Inc	180
1,405	*	Berkeley Lights, Inc	63
611	*	Beyondspring Inc	6
340	*,e	BioAtla, Inc	14
5,428	*,e	BioCryst Pharmaceuticals, Inc	86
2,860	*	BioDelivery Sciences International, Inc	10
4,546	*	Biogen, Inc	1,574
1,538	*	Biohaven Pharmaceutical Holding Co Ltd	149
5,654	*	BioMarin Pharmaceutical, Inc	472
8,439	*	Bionano Genomics, Inc	62
660	*	Bio-Rad Laboratories, Inc (Class A)	425
1,193		Bio-Techne Corp	537
343	*	Bioxcel Therapeutics Inc	10
377	*,e	Black Diamond Therapeutics, Inc	5
2,108	*	Bluebird Bio, Inc	67
1,758	*	Blueprint Medicines Corp	155
362	*	Bolt Biotherapeutics, Inc	6
3,248	*	Bridgebio Pharma, Inc	198
67,586		Bristol-Myers Squibb Co	4,516
709	*	Brooklyn ImmunoTherapeutics, Inc	13
3,225		Bruker BioSciences Corp	245
970	*	C4 Therapeutics, Inc	37
1,052	*	Cara Therapeutics, Inc	15
1,067	*	Cardiff Oncology, Inc	7
1,462	*	CareDx, Inc	134
1,147	*	Cassava Sciences, Inc	98
4,893	*	Catalent, Inc	529
3,681	*	Catalyst Pharmaceuticals, Inc	21
222	*	Celcuity, Inc	5
1,148	*	Celldex Therapeutics, Inc	38
1,391	*,e	CEL-SCI Corp	12
2,050	*,e	Cerecor Inc	7
939	*	Cerevel Therapeutics Holdings, Inc	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,537	*	Charles River Laboratories International, Inc	$569
1,390	*	ChemoCentryx, Inc	19
1,747	*	Chimerix, Inc	14
887	*	Chinook Therapeutics, Inc	13
1,198	*,e	ChromaDex Corp	12
3,254	*	Citius Pharmaceuticals, Inc	11
587	*	Clene, Inc	7
2,978	*,e	Clovis Oncology, Inc	17
1,647	*	Codexis, Inc	37
453	*	Codiak Biosciences, Inc	8
1,061	*	Cogent Biosciences, Inc	9
2,173	*	Coherus Biosciences, Inc	30
877	*	Collegium Pharmaceutical, Inc	21
1,068	*	Constellation Pharmaceuticals, Inc	36
3,236	*	Corcept Therapeutics, Inc	71
1,298	*,e	CorMedix Inc	9
590	*,e	Cortexyme Inc	31
938	*	Crinetics Pharmaceuticals, Inc	18
669	*	Cue Biopharma, Inc	8
377	*	Cullinan Oncology, Inc	10
1,574	*,e	CureVac NV	116
2,513	*	Curis, Inc	20
2,162	*	Cymabay Therapeutics, Inc	9
1,934	*	Cytokinetics, Inc	38
1,148	*	CytomX Therapeutics, Inc	7
1,209	*	Deciphera Pharmaceuticals, Inc	44
2,697	*	Denali Therapeutics, Inc	212
702	*,e	DermTech, Inc	29
313	*	Design Therapeutics, Inc	6
2,079	*	Dicerna Pharmaceuticals, Inc	78
6,351	*	Durect Corp	10
3,515	*,e	Dynavax Technologies Corp	35
858	*	Dyne Therapeutics, Inc	18
323	*	Eagle Pharmaceuticals, Inc	14
262	*	Edgewise Therapeutics, Inc	6
2,042	*	Editas Medicine, Inc	116
933	*	Eiger BioPharmaceuticals, Inc	8
13,180	*	Elanco Animal Health, Inc	457
25,672		Eli Lilly & Co	5,892
1,340	*	Emergent Biosolutions, Inc	84
648	*	Enanta Pharmaceuticals, Inc	29
6,460	*	Endo International plc	30
2,725	*	Epizyme, Inc	23
876	*	Esperion Thereapeutics, Inc	19
887	*,e	Evelo Biosciences, Inc	12
702	*	Evolus, Inc	9
5,124	*	Exact Sciences Corp	637
9,779	*	Exelixis, Inc	178
602	*	EyePoint Pharmaceuticals, Inc	5
2,380	*	Fate Therapeutics, Inc	207
2,752	*	FibroGen, Inc	73
1,094	*	Flexion Therapeutics, Inc	9
2,426	*,e	Fluidigm Corp	15
505	*	Foghorn Therapeutics, Inc	5
937	*	Forma Therapeutics Holdings, Inc	23
331	*	Forte Biosciences, Inc	11
1,841	*	Fortress Biotech, Inc	7
893	*,e	Frequency Therapeutics, Inc	9
597	*	Fulcrum Therapeutics, Inc	6
1,187	*	G1 Therapeutics, Inc	26
564	*	Gemini Therapeutics, Inc	4
1,233	*	Generation Bio Co	33
6,445	*	Geron Corp	9
38,034		Gilead Sciences, Inc	2,619

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,912	*	Global Blood Therapeutics, Inc	$67
1,575	*	Gossamer Bio, Inc	13
1,019	*	Gritstone Oncology, Inc	9
701	*	GT Biopharma, Inc	11
4,274	*	Halozyme Therapeutics, Inc	194
588	*	Harmony Biosciences Holdings, Inc	17
507	*	Harpoon Therapeutics, Inc	7
783	*	Harvard Bioscience, Inc	7
2,785	*	Heron Therapeutics, Inc	43
542	*	Homology Medicines, Inc	4
6,476	*	Horizon Therapeutics Plc	606
1,324	*	Humanigen, Inc	23
6,449	*,e	iBio, Inc	10
950	*	Ideaya Biosciences, Inc	20
229	*	IGM Biosciences, Inc	19
4,422	*	Illumina, Inc	2,093
435	*	Immunic, Inc	5
1,987	*	ImmunityBio, Inc	28
5,543	*	Immunogen, Inc	37
1,107	*	Immunovant, Inc	12
5,716	*	Incyte Corp	481
2,454	*	Infinity Pharmaceuticals, Inc	7
813	*	Inhibrx, Inc	22
2,407	*	Innoviva, Inc	32
357	*	Inotiv, Inc	10
6,194	*,e	Inovio Pharmaceuticals, Inc	57
368	*	Inozyme Pharma, Inc	6
3,278	*	Insmed, Inc	93
400	*	Instil Bio, Inc	8
1,905	*	Intellia Therapeutics, Inc	308
836	*	Intercept Pharmaceuticals, Inc	17
2,067	*	Intra-Cellular Therapies, Inc	84
5,991	*,e	Invitae Corp	202
4,403	*	Ionis Pharmaceuticals, Inc	176
4,447	*	Iovance Biotherapeutics, Inc	116
5,806	*	IQVIA Holdings, Inc	1,407
5,284	*	Ironwood Pharmaceuticals, Inc	68
572	*	iTeos Therapeutics, Inc	15
2,477	*	IVERIC bio, Inc	16
1,671	*	Jazz Pharmaceuticals plc	297
79,661		Johnson & Johnson	13,123
724	*	Jounce Therapeutics, Inc	5
5,123	*	Kadmon Holdings, Inc	20
1,318	*	Kala Pharmaceuticals, Inc	7
487	*	KalVista Pharmaceuticals Inc	12
646	*	Karuna Therapeutics, Inc	74
2,001	*	Karyopharm Therapeutics, Inc	21
844	*	KemPharm, Inc	11
400	*	Keros Therapeutics, Inc	17
1,311	*	Kezar Life Sciences, Inc	7
706	*	Kiniksa Pharmaceuticals Ltd	10
383	*	Kinnate Biopharma, Inc	9
988	*	Kodiak Sciences, Inc	92
1,128	*,e	Kronos Bio, Inc	27
486	*	Krystal Biotech Inc	33
1,654	*	Kura Oncology, Inc	34
842	*	Kymera Therapeutics, Inc	41
1,763	*	Lexicon Pharmaceuticals, Inc	8
484	*	Ligand Pharmaceuticals, Inc (Class B)	63
3,301	*,e	Lineage Cell Therapeutics, Inc	9
1,582		Luminex Corp	58
1,721	*	MacroGenics, Inc	46
275	*	Madrigal Pharmaceuticals, Inc	27
683	*	Magenta Therapeutics, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,710	*,e	MannKind Corp	$42
2,177	*	Maravai LifeSciences Holdings, Inc	91
1,010	*,e	Marinus Pharmaceuticals, Inc	18
805	*	Medpace Holdings, Inc	142
3,862	*	MEI Pharma, Inc	11
548	*	MeiraGTx Holdings plc	8
76,681		Merck & Co, Inc	5,963
1,994	*	Mersana Therapeutics, Inc	27
700	*	Mettler-Toledo International, Inc	970
3,231	*	MiMedx Group, Inc	40
9,611	*	Mind Medicine MindMed, Inc	33
1,197	*	Mirati Therapeutics, Inc	193
10,217	*	Moderna, Inc	2,401
1,274	*	Molecular Templates, Inc	10
597	*	Morphic Holding, Inc	34
2,916	*	Mustang Bio, Inc	10
2,502	*	Myriad Genetics, Inc	77
1,328	*	NanoString Technologies, Inc	86
2,327	*	Natera, Inc	264
5,467	*	Nektar Therapeutics	94
3,250	*	NeoGenomics, Inc	147
1,362	*	Neoleukin Therapeutics, Inc	13
2,942	*	Neurocrine Biosciences, Inc	286
761	*	NGM Biopharmaceuticals Inc	15
496	*	Nkarta, Inc	16
2,230	*,e	Novavax, Inc	473
935	*	Nurix Therapeutics, Inc	25
804	*	Nuvation Bio, Inc	7
5,511	*	Ocugen, Inc	44
2,221	*	Ocular Therapeutix, Inc	31
350	*	Olema Pharmaceuticals, Inc	10
1,629	*,e	Omeros Corp	24
2,507	*	Oncocyte Corp	14
551	*	Oncorus, Inc	8
1,312	*	Oncternal Therapeutics, Inc	6
13,300	*	Opko Health, Inc	54
752	*	Oramed Pharmaceuticals, Inc	10
1,103	*	Organogenesis Holdings Inc	18
7,841	*	Organon & Co	237
672	*	ORIC Pharmaceuticals, Inc	12
2,475	*	Outlook Therapeutics, Inc	6
268	*	Oyster Point Pharma, Inc	5
5,816	*	Pacific Biosciences of California, Inc	203
1,521	*	Pacira BioSciences Inc	92
934	*	Paratek Pharmaceuticals, Inc	6
1,084	*	Passage Bio, Inc	14
3,431		PerkinElmer, Inc	530
4,241		Perrigo Co plc	194
1,024	*	Personalis, Inc	26
168,936		Pfizer, Inc	6,616
575	*	Phathom Pharmaceuticals, Inc	19
720		Phibro Animal Health Corp	21
722	*,e	Pliant Therapeutics, Inc	21
754	*	PMV Pharmaceuticals, Inc	26
972	*	Poseida Therapeutics, Inc	10
4,990	*	PPD, Inc	230
684	*	Praxis Precision Medicines, Inc	13
2,435	*	Precigen, Inc	16
1,170	*	Precision BioSciences Inc	15
251	*,e	Prelude Therapeutics, Inc	7
1,758	*	Prestige Consumer Healthcare, Inc.	92
2,427	*,†	Progenics Pharmaceuticals, Inc	0
280	*	Prometheus Biosciences, Inc	7
1,206	*	Protagonist Therapeutics, Inc	54

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,011	*	Prothena Corp plc	$52
1,356	*,e	Provention Bio, Inc	11
2,011	*	PTC Therapeutics, Inc	85
1,119	*	Puma Biotechnology, Inc	10
6,995	*	QIAGEN NV	338
914	*	Quanterix Corp	54
1,455	*	Radius Health, Inc	27
524	*,e	RAPT Therapeutics, Inc	17
815	*	Reata Pharmaceuticals, Inc	115
559	*	Recursion Pharmaceuticals, Inc	20
3,039	*	Regeneron Pharmaceuticals, Inc	1,697
1,062	*	REGENXBIO, Inc	41
1,723	*	Relay Therapeutics, Inc	63
450	*	Relmada Therapeutics, Inc	14
1,702	*	Repligen Corp	340
699	*	Replimune Group, Inc	27
2,003	*	Revance Therapeutics, Inc	59
1,744	*	REVOLUTION Medicines, Inc	55
1,025	*	Rhythm Pharmaceuticals, Inc	20
4,657	*	Rigel Pharmaceuticals, Inc	20
1,412	*	Rocket Pharmaceuticals, Inc	63
9,910		Royalty Pharma plc	406
1,226	*	Rubius Therapeutics, Inc	30
1,665	*	Sage Therapeutics, Inc	95
777	*	Sana Biotechnology, Inc	15
3,362	*	Sangamo Therapeutics Inc	40
2,419	*	Sarepta Therapeutics, Inc	188
669	*	Scholar Rock Holding Corp	19
3,999	*	Seagen, Inc	631
2,233	*	Seelos Therapeutics, Inc	6
423	*,e	Seer, Inc	14
3,235	*	Selecta Biosciences, Inc	14
2,061	*	Seres Therapeutics, Inc	49
4,951	*	Sesen Bio, Inc	23
769	*	Shattuck Labs, Inc	22
1,913	*	SIGA Technologies, Inc	12
373	*	Silverback Therapeutics, Inc	12
2,399	*	Solid Biosciences, Inc	9
8,083	*,e	Sorrento Therapeutics, Inc	78
2,030	*	Sotera Health Co	49
4,176	*	Spectrum Pharmaceuticals, Inc	16
853	*	Spero Therapeutics, Inc	12
843	*	SpringWorks Therapeutics, Inc	69
658	*	SQZ Biotechnologies Co	10
519	*	Stoke Therapeutics, Inc	17
1,648	*	Supernus Pharmaceuticals, Inc	51
956	*	Surface Oncology, Inc	7
1,211	*	Sutro Biopharma, Inc	23
1,544	*	Syndax Pharmaceuticals, Inc	27
3,059	*	Syneos Health, Inc	274
2,140	*,e	Syros Pharmaceuticals, Inc	12
197	*	Tarsus Pharmaceuticals, Inc	6
624	*	Taysha Gene Therapies, Inc	13
785	*	TCR2 Therapeutics Inc	13
3,788	*	TG Therapeutics, Inc	147
10,557	*,e	TherapeuticsMD, Inc	13
1,625	*	Theravance Biopharma, Inc	24
11,897		Thermo Fisher Scientific, Inc	6,002
9,877	*	Tonix Pharmaceuticals Holding Corp	11
1,954	*	Translate Bio, Inc	54
1,469	*	Travere Therapeutics, Inc	21
4,741	*,e	Trevena, Inc	8
2,885	*	Trillium Therapeutics, Inc	28
1,339	*	Turning Point Therapeutics Inc	104

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,447	*	Twist Bioscience Corp	$193
1,912	*	Ultragenyx Pharmaceutical, Inc	182
1,359	*	United Therapeutics Corp	244
657	*,e	UroGen Pharma Ltd	10
1,691	*	Vanda Pharmaceuticals, Inc	36
3,587	*,e	Vaxart Inc	27
1,156	*	Vaxcyte, Inc	26
5,494	*	VBI Vaccines, Inc	18
1,983	*	Veracyte, Inc	79
4,988	*	Verastem, Inc	20
1,345	*	Vericel Corp	71
7,879	*	Vertex Pharmaceuticals, Inc	1,589
36,677		Viatris, Inc	524
1,592	*,e	Viking Therapeutics, Inc	10
1,798	*	Vir Biotechnology, Inc	85
1,063	*	Viracta Therapeutics, Inc	12
5,638	*	VistaGen Therapeutics, Inc	18
324	*,e	Vor BioPharma, Inc	6
1,873	*	Waters Corp	647
776	*	WaVe Life Sciences Ltd	5
533	*,e	XBiotech, Inc	9
1,460	*	Xencor, Inc	50
959	*	Y-mAbs Therapeutics, Inc	32
975	*	Zentalis Pharmaceuticals, Inc	52
6,592	*,e	ZIOPHARM Oncology, Inc	17
14,411		Zoetis, Inc	2,686
1,752	*	Zogenix, Inc	30

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	97,901

REAL ESTATE - 3.3%
1,964		Acadia Realty Trust	43
1,537		Agree Realty Corp	108
1,433		Alexander & Baldwin, Inc	26
51		Alexander’s, Inc	14
4,156		Alexandria Real Estate Equities, Inc	756
1,425		American Assets Trust, Inc	53
4,582		American Campus Communities, Inc	214
3,752		American Finance Trust, Inc	32
8,855		American Homes 4 Rent	344
13,702		American Tower Corp	3,701
7,241		Americold Realty Trust	274
5,144		Apartment Income REIT Corp	244
5,144		Apartment Investment and Management Co	35
6,471		Apple Hospitality REIT, Inc	99
1,658		Armada Hoffler Properties, Inc	22
3,382	*,e	Ashford Hospitality Trust, Inc	15
4,298		AvalonBay Communities, Inc	897
4,931		Boston Properties, Inc	565
1,188	*	BraeMar Hotels & Resorts, Inc	7
3,704		Brandywine Realty Trust	51
9,558		Brixmor Property Group, Inc	219
3,715		Broadstone Net Lease, Inc	87
1,347		Brookfield Property REIT, Inc	25
552		Brt Realty Trust	10
3,063		Camden Property Trust	406
2,763		CareTrust REIT, Inc	64
1,667		CatchMark Timber Trust, Inc	19
10,181	*	CBRE Group, Inc	873
460		Centerspace	36
1,449	*	Chatham Lodging Trust	19
1,087		City Office REIT, Inc	14
544		Clipper Realty, Inc	4
3,268		Columbia Property Trust, Inc	57
753		Community Healthcare Trust, Inc	36

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

473	*	CorePoint Lodging, Inc	$5
1,202		Coresite Realty	162
2,602		Corporate Office Properties Trust	73
4,434		Cousins Properties, Inc	163
12,836		Crown Castle International Corp	2,504
196		CTO Realty Growth, Inc	10
5,793		CubeSmart	268
3,593	*	Cushman & Wakefield plc	63
3,732		CyrusOne, Inc	267
7,193	*	DiamondRock Hospitality Co	70
8,546		Digital Realty Trust, Inc	1,286
15,230	*	DigitalBridge Group, Inc	120
7,300		Diversified Healthcare Trust	31
4,303		Douglas Emmett, Inc	145
11,536		Duke Realty Corp	546
2,230		Easterly Government Properties, Inc	47
1,286		EastGroup Properties, Inc	211
3,522		Empire State Realty Trust, Inc	42
2,280	*	EPR Properties	120
2,723		Equinix, Inc	2,185
3,500		Equity Commonwealth	92
5,139		Equity Lifestyle Properties, Inc	382
11,384		Equity Residential	877
3,224		Essential Properties Realty Trust, Inc	87
2,024		Essex Property Trust, Inc	607
1,858	*	eXp World Holdings Inc	72
3,972		Extra Space Storage, Inc	651
967		Farmland Partners, Inc	12
2,521		Federal Realty Investment Trust	295
3,737		First Industrial Realty Trust, Inc	195
400	*	Forestar Group, Inc	8
2,420		Four Corners Property Trust, Inc	67
4,124		Franklin Street Properties Corp	22
309	*	FRP Holdings, Inc	17
6,257		Gaming and Leisure Properties, Inc	290
3,108	e	Geo Group, Inc	22
1,064		Getty Realty Corp	33
881		Gladstone Commercial Corp	20
315		Gladstone Land Corp	8
1,479		Global Medical REIT, Inc	22
2,475		Global Net Lease, Inc	46
3,243		Healthcare Realty Trust, Inc	98
6,289		Healthcare Trust of America, Inc	168
17,079		Healthpeak Properties Inc	569
1,493	*	Hersha Hospitality Trust	16
2,907		Highwoods Properties, Inc	131
21,709	*	Host Hotels and Resorts, Inc	371
1,318	*	Howard Hughes Corp	128
5,170		Hudson Pacific Properties	144
2,619		Independence Realty Trust, Inc	48
200		Indus Realty Trust, Inc	13
1,510		Industrial Logistics Properties Trust	39
671		Innovative Industrial Properties, Inc	128
17,416		Invitation Homes, Inc	649
9,067		Iron Mountain, Inc	384
1,536	e	iStar Inc	32
3,149		JBG SMITH Properties	99
1,604	*	Jones Lang LaSalle, Inc	314
3,557		Kennedy-Wilson Holdings, Inc	71
3,530		Kilroy Realty Corp	246
13,083		Kimco Realty Corp	273
3,243		Kite Realty Group Trust	71
2,699		Lamar Advertising Co	282
8,135		Lexington Realty Trust	97

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,202		Life Storage, Inc	$236
570		LTC Properties, Inc	22
5,883		Macerich Co	107
3,534		Mack-Cali Realty Corp	61
569	*	Marcus & Millichap, Inc	22
16,244		Medical Properties Trust, Inc	327
3,660		Mid-America Apartment Communities, Inc	616
2,597		Monmouth Real Estate Investment Corp (Class A)	49
1,299		National Health Investors, Inc	87
5,836		National Retail Properties, Inc	274
1,700		National Storage Affiliates Trust	86
765		NETSTREIT Corp	18
3,164		New Senior Investment Group, Inc	28
4,328		Newmark Group, Inc	52
662		NexPoint Residential Trust, Inc	36
1,207		Office Properties Income Trust	35
7,357		Omega Healthcare Investors, Inc	267
574		One Liberty Properties, Inc	16
10,289	*	Opendoor Technologies, Inc	182
4,782	*	Outfront Media, Inc	115
4,579		Paramount Group, Inc	46
7,470	*	Park Hotels & Resorts, Inc	154
4,334		Pebblebrook Hotel Trust	102
5,940		Physicians Realty Trust	110
3,343		Piedmont Office Realty Trust, Inc	62
628		Plymouth Industrial REIT, Inc	13
2,176		PotlatchDeltic Corp	116
2,737		Preferred Apartment Communities, Inc	27
22,391		Prologis, Inc	2,676
488		PS Business Parks, Inc	72
4,537		Public Storage, Inc	1,364
1,829		QTS Realty Trust, Inc	141
377	*	Rafael Holdings, Inc	19
3,743		Rayonier, Inc	134
732		Re/Max Holdings, Inc	24
3,279	*	Realogy Holdings Corp	60
11,112		Realty Income Corp	742
3,100	*	Redfin Corp	197
5,446		Regency Centers Corp	349
4,204		Retail Opportunities Investment Corp	74
6,690		Retail Properties of America, Inc	77
685		Retail Value, Inc	15
3,671		Rexford Industrial Realty, Inc	209
4,896		RLJ Lodging Trust	75
283		RMR Group, Inc	11
3,057		RPT Realty	40
1,575	*	Ryman Hospitality Properties	124
6,162		Sabra Healthcare REIT, Inc	112
468		Safehold, Inc	37
392		Saul Centers, Inc	18
3,343		SBA Communications Corp	1,065
990	*	Seritage Growth Properties	18
4,584		Service Properties Trust	58
9,933		Simon Property Group, Inc	1,296
6,051		SITE Centers Corp	91
1,992	e	SL Green Realty Corp	159
3,189		Spirit Realty Capital, Inc	153
1,023		St. Joe Co	46
4,481		STAG Industrial, Inc	168
7,137		STORE Capital Corp	246
3,928	*	Summit Hotel Properties, Inc	37
3,082		Sun Communities, Inc	528
7,507	*	Sunstone Hotel Investors, Inc	93
2,916	e	Tanger Factory Outlet Centers, Inc	55
834	*	Tejon Ranch Co	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,821		Terreno Realty Corp	$117
9,405		UDR, Inc	461
994		UMH Properties, Inc	22
6,462		Uniti Group, Inc	68
294		Universal Health Realty Income Trust	18
3,855		Urban Edge Properties	74
1,188		Urstadt Biddle Properties, Inc (Class A)	23
11,516		Ventas, Inc	658
6,892		VEREIT, Inc	317
16,518		VICI Properties, Inc	512
5,748		Vornado Realty Trust	268
2,363		Washington REIT	54
4,110		Weingarten Realty Investors	132
12,746		Welltower, Inc	1,059
22,821		Weyerhaeuser Co	785
1,293		Whitestone REIT	11
5,105		WP Carey, Inc	381
3,934	*	Xenia Hotels & Resorts, Inc	74

		TOTAL REAL ESTATE	44,779

RETAILING - 6.6%
966	*	1-800-FLOWERS.COM, Inc (Class A)	31
1,062		Aaron’s Co, Inc	34
1,704	*	Abercrombie & Fitch Co (Class A)	79
1,681	*	Academy Sports & Outdoors, Inc	69
2,037		Advance Auto Parts, Inc	418
13,124	*	Amazon.com, Inc	45,149
4,274	e	American Eagle Outfitters, Inc	160
221	*	America’s Car-Mart, Inc	31
555	*	Asbury Automotive Group, Inc	95
1,942	*	At Home Group, Inc	72
1,642	*	Autonation, Inc	156
672	*	AutoZone, Inc	1,003
1,018	*	Barnes & Noble Education, Inc	7
3,275	*	Bed Bath & Beyond, Inc	109
7,333		Best Buy Co, Inc	843
578		Big 5 Sporting Goods Corp	15
1,092		Big Lots, Inc	72
1,095	*,e	Blink Charging Co	45
819	*	Boot Barn Holdings, Inc	69
1,023		Buckle, Inc	51
2,005	*	Burlington Stores, Inc	646
1,001		Caleres, Inc	27
1,212		Camping World Holdings, Inc	50
1,078	*	CarLotz, Inc	6
5,017	*	CarMax, Inc	648
1,412	*	CarParts.com, Inc	29
2,320	*	Carvana Co	700
966		Cato Corp (Class A)	16
3,531	*	Chico’s FAS, Inc	23
389	*	Children’s Place, Inc	36
293	*	Citi Trends, Inc	25
708	*	Conn’s, Inc	18
764	*	Container Store Group, Inc	10
1,444		Core-Mark Holding Co, Inc	65
1,606	*	Designer Brands, Inc	27
1,961		Dick’s Sporting Goods, Inc	196
165		Dillard’s, Inc (Class A)	30
7,241		Dollar General Corp	1,567
7,030	*	Dollar Tree, Inc	699
2,520	*	DoorDash, Inc	449
404	*	Duluth Holdings, Inc	8
20,304		eBay, Inc	1,426
3,799	*	Etsy, Inc	782

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,723	*	Five Below, Inc	$333
2,980	*	Floor & Decor Holdings, Inc	315
2,828		Foot Locker, Inc	174
748		Franchise Group, Inc	26
576	*	Funko, Inc	12
1,787	*,e	GameStop Corp (Class A)	383
5,772		Gap, Inc	194
365	*	Genesco, Inc	23
4,217		Genuine Parts Co	533
521		Group 1 Automotive, Inc	80
658	*	Groupon, Inc	28
1,619	*	GrowGeneration Corp	78
1,358		Guess?, Inc	36
715		Haverty Furniture Cos, Inc	31
547	*	Hibbett Sports, Inc	49
32,545		Home Depot, Inc	10,378
378	*	Kirkland’s, Inc	9
4,818		Kohl’s Corp	266
7,018		L Brands, Inc	506
487	*	Lands’ End, Inc	20
3,129	*	Leslie’s, Inc	86
1,143	*	Liquidity Services, Inc	29
845		Lithia Motors, Inc (Class A)	290
8,517	*	LKQ Corp	419
21,764		Lowe’s Companies, Inc	4,222
1,099	*	Lumber Liquidators, Inc	23
9,238	*	Macy’s, Inc	175
530	*	MarineMax, Inc	26
1,185		Monro Muffler, Inc	75
660		Murphy USA, Inc	88
2,416	*	National Vision Holdings, Inc	124
3,550	*	Nordstrom, Inc	130
1,512	*	ODP Corp	73
1,867	*	Ollie’s Bargain Outlet Holdings, Inc	157
266		OneWater Marine, Inc	11
2,106	*	O’Reilly Automotive, Inc	1,192
1,365	*	Overstock.com, Inc	126
3,210	*	Party City Holdco, Inc	30
633		Penske Auto Group, Inc	48
1,980	*	Petco Health & Wellness Co, Inc	44
765		PetMed Express, Inc	24
1,195		Pool Corp	548
452	*	Porch Group, Inc	9
2,851	*	Quotient Technology, Inc	31
11,732		Qurate Retail Group, Inc QVC Group	154
2,401	*	RealReal, Inc	47
1,859		Rent-A-Center, Inc	99
1,063	*	Revolve Group, Inc	73
507	*	RH	344
10,680		Ross Stores, Inc	1,324
3,400	*	Sally Beauty Holdings, Inc	75
1,741	*	Shift Technologies, Inc	15
323		Shoe Carnival, Inc	23
719		Shutterstock, Inc	71
1,526	*	Signet Jewelers Ltd	123
760	*	Sleep Number Corp	84
479		Sonic Automotive, Inc (Class A)	21
1,434	*	Sportsman’s Warehouse Holdings, Inc	25
553	*	Stamps.com, Inc	111
1,770	*	Stitch Fix Inc	107
15,039		Target Corp	3,636
432		Tilly’s, Inc	7
36,625		TJX Companies, Inc	2,469
3,507		Tractor Supply Co	653

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

311	*	TravelCenters of America, Inc	$9
1,650	*	Ulta Beauty, Inc	571
2,203	*	Urban Outfitters, Inc	91
3,453	*	Vroom, Inc	145
2,274	*	Wayfair, Inc	718
2,320		Williams-Sonoma, Inc	370
94		Winmark Corp	18
686	*	Zumiez, Inc	34

		TOTAL RETAILING	88,862

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
1,075		Advanced Energy Industries, Inc	121
36,602	*	Advanced Micro Devices, Inc	3,438
1,144	*	Allegro MicroSystems, Inc	32
844	*	Alpha & Omega Semiconductor Ltd	26
1,114	*	Ambarella, Inc	119
3,306		Amkor Technology, Inc	78
11,146		Analog Devices, Inc	1,919
27,833		Applied Materials, Inc	3,963
534	*	Atomera, Inc	11
1,183	*	Axcelis Technologies, Inc	48
1,452	*	AXT, Inc	16
12,082		Broadcom, Inc	5,761
2,319		Brooks Automation, Inc	221
839	*	Ceva, Inc	40
1,810	*	Cirrus Logic, Inc	154
904		CMC Materials, Inc	136
1,495	*	Cohu, Inc	55
3,545	*	Cree, Inc	347
1,498	*	Diodes, Inc	120
3,974	*	Enphase Energy, Inc	730
3,887		Entegris, Inc	478
3,071	*	First Solar, Inc	278
2,731	*	Formfactor, Inc	100
660	*	Ichor Holdings Ltd	36
705	*	Impinj, Inc	36
122,227		Intel Corp	6,862
4,675		KLA Corp	1,516
2,261	*	Kopin Corp	19
1,679		Kulicke & Soffa Industries, Inc	103
4,339		Lam Research Corp	2,823
4,235	*	Lattice Semiconductor Corp	238
1,568	*	MACOM Technology Solutions Holdings, Inc	100
24,381		Marvell Technology, Inc	1,422
8,078		Maxim Integrated Products, Inc	851
2,280	*	MaxLinear, Inc	97
7,597		Microchip Technology, Inc	1,138
33,921	*	Micron Technology, Inc	2,883
1,516		MKS Instruments, Inc	270
1,367		Monolithic Power Systems, Inc	511
1,215	*	Nanometrics, Inc	89
1,216	*	NeoPhotonics Corp Ltd	12
192		NVE Corp	14
18,102		NVIDIA Corp	14,483
8,167		NXP Semiconductors NV	1,680
12,593	*	ON Semiconductor Corp	482
1,181	*	PDF Solutions, Inc	21
2,139	*	Photronics, Inc	28
2,006		Power Integrations, Inc	165
3,478	*	Qorvo, Inc	680
34,131		QUALCOMM, Inc	4,878
3,556	*	Rambus, Inc	84
2,180	*	Semtech Corp	150
1,418	*	Silicon Laboratories, Inc	217

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

363	*	SiTime Corp	$46
5,014		Skyworks Solutions, Inc	961
252	*	SMART Global Holdings, Inc	12
2,299	*,e	SunPower Corp	67
985	*	Synaptics, Inc	153
5,018		Teradyne, Inc	672
27,856		Texas Instruments, Inc	5,357
1,266	*	Ultra Clean Holdings	68
1,348		Universal Display Corp	300
1,833	*	Veeco Instruments, Inc	44
7,486		Xilinx, Inc	1,083

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	68,842

SOFTWARE & SERVICES - 14.6%
3,462	*	8x8, Inc	96
1,883	*	A10 Networks, Inc	21
19,250		Accenture plc	5,675
3,799	*	ACI Worldwide, Inc	141
14,475	*	Adobe, Inc	8,477
675	*	Agilysys, Inc	38
4,943	*	Akamai Technologies, Inc	576
1,443	*	Alarm.com Holdings, Inc	122
1,461		Alliance Data Systems Corp	152
1,317	*	Altair Engineering, Inc	91
1,733	*	Alteryx, Inc	149
3,812		Amdocs Ltd	295
1,091		American Software, Inc (Class A)	24
4,257	*	Anaplan, Inc	227
2,607	*	Ansys, Inc	905
538	*	Appfolio, Inc	76
1,178	*,e	Appian Corp	162
2,178	*	Asana, Inc	135
2,036	*	Aspen Technology, Inc	280
4,041	*	Atlassian Corp plc	1,038
6,637	*	Autodesk, Inc	1,937
12,887		Automatic Data Processing, Inc	2,560
2,529	*	Avalara, Inc	409
2,583	*	Avaya Holdings Corp	70
1,139	*	Benefitfocus, Inc	16
4,002	e	Bentley Systems, Inc	259
1,347	*	BigCommerce Holdings, Inc	87
2,312	*	Bill.Com Holdings, Inc	424
4,820	*	Black Knight, Inc	376
1,603	*	Blackbaud, Inc	123
1,613	*	Blackline, Inc	180
154	*	BM Technologies, Inc	2
1,563	*	Bottomline Technologies, Inc	58
4,699	*	Box, Inc	120
1,247	*	Brightcove, Inc	18
3,315		Broadridge Financial Solutions, Inc	536
1,203	*	BTRS Holdings, Inc	15
456	*	C3.ai, Inc	29
8,351	*	Cadence Design Systems, Inc	1,143
1,535	*	Cantaloupe, Inc	18
576		Cass Information Systems, Inc	24
4,074		CDK Global, Inc	202
1,164	*	Cerence Inc	124
3,791	*	Ceridian HCM Holding, Inc	364
921	*	ChannelAdvisor Corp	23
3,724		Citrix Systems, Inc	437
971	*	Cleanspark, Inc	16
6,629	*	Cloudera, Inc	105
7,562	*	Cloudflare, Inc	800

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

16,031		Cognizant Technology Solutions Corp (Class A)	$1,110
1,426	*	Commvault Systems, Inc	111
1,240	*	Concentrix Corp	199
5,536	*	Conduent, Inc	42
2,077	*	Cornerstone OnDemand, Inc	107
2,169	*	Coupa Software, Inc	569
4,834	*	Crowdstrike Holdings, Inc	1,215
1,299		CSG Systems International, Inc	61
6,799	*	Datadog, Inc	708
659	*	Datto Holding Corp	18
574	*,e	Digimarc Corp	19
2,598	*	Digital Turbine, Inc	198
222	*	DigitalOcean Holdings, Inc	12
5,734	*	DocuSign, Inc	1,603
1,762		Dolby Laboratories, Inc (Class A)	173
816	*	Domo, Inc	66
288	*	DoubleVerify Holdings, Inc	12
8,905	*	Dropbox, Inc	270
2,214	*	Duck Creek Technologies, Inc	96
7,787	*	DXC Technology Co	303
5,697	*	Dynatrace, Inc	333
934	*	E2open Parent Holdings, Inc	11
927		Ebix, Inc	31
648	*	eGain Corp	7
2,086	*	Elastic NV	304
1,657	*	Envestnet, Inc	126
1,576	*	EPAM Systems, Inc	805
1,608	*	Euronet Worldwide, Inc	218
1,144	*	Everbridge, Inc	156
2,107		EVERTEC, Inc	92
1,204	*	Evo Payments, Inc	33
1,084	*	ExlService Holdings, Inc	115
864	*	Fair Isaac Corp	434
3,179	*,e	Fastly, Inc	189
18,826		Fidelity National Information Services, Inc	2,667
6,880	*	FireEye, Inc	139
17,928	*	Fiserv, Inc	1,916
2,029	*	Five9, Inc	372
2,505	*	FleetCor Technologies, Inc	641
4,007	*	Fortinet, Inc	954
2,573	*	Gartner, Inc	623
5,811		Genpact Ltd	264
8,917		Global Payments, Inc	1,672
1,180	*	Globant S.A.	259
5,196	*	GoDaddy, Inc	452
500	*	GreenBox POS	6
1,865	*	GreenSky, Inc	10
700	*	Grid Dynamics Holdings, Inc	11
898	*	GTY Technology Holdings Inc	6
2,614	*	Guidewire Software, Inc	295
1,077		Hackett Group, Inc	19
1,336	*	HubSpot, Inc	779
351	*	I3 Verticals, Inc	11
12,162	*	Ideanomics Inc	35
385	*,e	Intelligent Systems Corp	12
1,057		InterDigital, Inc	77
27,079		International Business Machines Corp	3,970
677	*	International Money Express Inc	10
7,728		Intuit, Inc	3,788
1,245	*	j2 Global, Inc	171
2,268		Jack Henry & Associates, Inc	371
1,514	*	Jamf Holding Corp	51
1,486	*,e	JFrog Ltd	68
3,363	*	Limelight Networks, Inc	11
2,024	*	Liveperson, Inc	128

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,949	*	LiveRamp Holdings, Inc	$91
1,818	*	Manhattan Associates, Inc	263
2,859	*,e	Marathon Digital Holdings, Inc	90
26,483		Mastercard, Inc (Class A)	9,669
2,080		MAXIMUS, Inc	183
1,203		McAfee Corp	34
3,048	*	Medallia, Inc	103
228,118		Microsoft Corp	61,797
235	*,e	MicroStrategy, Inc (Class A)	156
1,779	*	Mimecast Ltd	94
1,253	*	Mitek Systems, Inc	24
844	*	Model N, Inc	29
1,840	*	MoneyGram International, Inc	19
1,616	*	MongoDB, Inc	584
1,408	*	nCino, Inc	84
1,631	*	New Relic, Inc	109
16,911		NortonLifelock, Inc	460
8,677	*	Nuance Communications, Inc	472
5,847	*	Nutanix, Inc	224
3,715	*	Okta, Inc	909
230	*	ON24, Inc	8
1,227	*	OneSpan, Inc	31
52,761		Oracle Corp	4,107
2,372	*	Pagerduty, Inc	101
48,984	*	Palantir Technologies, Inc	1,291
2,904	*	Palo Alto Networks, Inc	1,078
1,831	*	Paya Holdings, Inc	20
9,648		Paychex, Inc	1,035
1,532	*	Paycom Software, Inc	557
1,125	*	Paylocity Holding Corp	215
35,584	*	PayPal Holdings, Inc	10,372
8,329	*	Paysafe Ltd	101
1,117		Pegasystems, Inc	156
1,090	*	Perficient, Inc	88
1,099	*	Ping Identity Holding Corp	25
1,606		Progress Software Corp	74
1,637	*	Proofpoint, Inc	284
1,099	*	PROS Holdings, Inc	50
3,193	*	PTC, Inc	451
1,569	*	Q2 Holdings, Inc	161
400		QAD, Inc (Class A)	35
1,112	*	Qualys, Inc	112
1,424	*	Rackspace Technology, Inc	28
1,695	*	Rapid7, Inc	160
2,014	*	Repay Holdings Corp	48
992	*	Rimini Street, Inc	6
2,462	*	RingCentral, Inc	715
2,535	*	Riot Blockchain, Inc	96
10,188	*	Sabre Corp	127
2,791	*	SailPoint Technologies Holding, Inc	143
26,832	*	salesforce.com, Inc	6,554
766		Sapiens International Corp NV	20
257	*	SecureWorks Corp	5
5,989	*	ServiceNow, Inc	3,291
1,262	*	Shift4 Payments, Inc	118
356	*	ShotSpotter, Inc	17
14,858	*	Slack Technologies, Inc	658
3,616	*	Smartsheet, Inc	262
991	*	Smith Micro Software, Inc	5
3,577	*	Snowflake, Inc	865
1,659	*	SolarWinds Corp	28
5,060	*	Splunk, Inc	732
1,316	*	Sprout Social, Inc	118
1,231	*	SPS Commerce, Inc	123

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

11,782	*	Square, Inc	$2,872
6,533		SS&C Technologies Holdings, Inc	471
6,560	*	StoneCo Ltd	440
2,378	*,e	Sumo Logic, Inc	49
3,818	*	SVMK, Inc	80
2,934		Switch, Inc	62
1,343	*	Sykes Enterprises, Inc	72
4,538	*	Synopsys, Inc	1,252
462	*	Telos Corp	16
2,588	*	Tenable Holdings, Inc	107
3,393	*	Teradata Corp	170
12,980	*	Trade Desk, Inc	1,004
541		TTEC Holdings, Inc	56
349	*,e	Tucows, Inc	28
4,878	*	Twilio, Inc	1,923
1,206	*	Tyler Technologies, Inc	546
2,160	*	Unisys Corp	55
4,411	*,e	Unity Software, Inc	484
660	*	Upland Software, Inc	27
3,084	*	Varonis Systems, Inc	178
2,293	*	Verint Systems, Inc	103
2,985	*	VeriSign, Inc	680
765	*	Veritone, Inc	15
3,457	*	Verra Mobility Corp	53
305	*	Viant Technology, Inc	9
2,063	*,e	VirnetX Holding Corp	9
51,233		Visa, Inc (Class A)	11,979
2,285	*	VMware, Inc (Class A)	366
12,300		Western Union Co	283
1,409	*	WEX, Inc	273
1,594	*	Wix.com Ltd	463
5,472	*	Workday, Inc	1,306
1,221	*	Workiva, Inc	136
3,338		Xperi Holding Corp	74
2,990	*	Yext, Inc	43
3,699	*	Zendesk, Inc	534
2,044	*	Zix Corp	14
6,446	*	Zoom Video Communications, Inc	2,495
2,320	*	Zscaler, Inc	501
2,992	*	Zuora Inc	52

		TOTAL SOFTWARE & SERVICES	197,834

TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
3,738	*	3D Systems Corp	149
168	*	908 Devices, Inc	6
1,592		Adtran, Inc	33
899	*	Akoustis Technologies, Inc	10
17,476		Amphenol Corp (Class A)	1,195
475,160	d	Apple, Inc	65,078
1,796	*	Arista Networks, Inc	651
2,522	*	Arlo Technologies, Inc	17
2,165	*	Arrow Electronics, Inc	246
223	*	Aviat Networks, Inc	7
1,182	*	Avid Technology, Inc	46
3,237		Avnet, Inc	130
997		Badger Meter, Inc	98
1,442		Belden CDT, Inc	73
1,361		Benchmark Electronics, Inc	39
1,369	*	CalAmp Corp	17
1,720	*	Calix, Inc	82
235	*	Cambium Networks Corp	11
176	*	Casa Systems, Inc	2
4,230		CDW Corp	739
4,770	*	Ciena Corp	271

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

127,608		Cisco Systems, Inc	$6,763
522	*	Clearfield, Inc	20
4,963		Cognex Corp	417
759	*	Coherent, Inc	201
6,058	*	CommScope Holding Co, Inc	129
784		Comtech Telecommunications Corp	19
23,031		Corning, Inc	942
716	*,e	Corsair Gaming, Inc	24
1,256		CTS Corp	47
48	*	Daktronics, Inc	0	^
8,031	*	Dell Technologies, Inc	800
2,310	*	Diebold, Inc	30
1,019	*	Digi International, Inc	20
369	*	DZS, Inc	8
1,285	*	Eastman Kodak Co	11
1,375	*	EchoStar Corp (Class A)	33
728	*	EMCORE Corp	7
518	*	ePlus, Inc	45
4,038	*	Extreme Networks, Inc	45
1,751	*	F5 Networks, Inc	327
1,106	*	Fabrinet	106
655	*	FARO Technologies, Inc	51
3,142	*	Harmonic, Inc	27
39,969		Hewlett Packard Enterprise Co	583
37,828		HP, Inc	1,142
447	*	Identiv, Inc	8
2,990	*	II-VI, Inc	217
5,792	*	Infinera Corp	59
2,359	*,e	Inseego Corp	24
1,044	*	Insight Enterprises, Inc	104
1,022	*	IPG Photonics Corp	215
944	*	Iteris, Inc	6
1,329	*	Itron, Inc	133
4,143		Jabil Inc	241
10,087		Juniper Networks, Inc	276
5,626	*	Keysight Technologies, Inc	869
1,038	*	Kimball Electronics, Inc	23
3,025	*	Knowles Corp	60
758	*	KVH Industries, Inc	9
774		Littelfuse, Inc	197
2,379	*	Lumentum Holdings, Inc	195
1,398		Methode Electronics, Inc	69
4,742	*,e	Microvision, Inc	79
5,026		Motorola Solutions, Inc	1,090
428	*	Napco Security Technologies, Inc	16
4,043		National Instruments Corp	171
3,958	*	NCR Corp	180
6,821		NetApp, Inc	558
962	*	Netgear, Inc	37
2,211	*	Netscout Systems, Inc	63
1,072	*	nLight, Inc	39
1,149	*	Novanta, Inc	155
673	*	OSI Systems, Inc	68
387	*	Ouster, Inc	5
675	*,e	PAR Technology Corp	47
430		PC Connection, Inc	20
1,066	*	Plantronics, Inc	44
884	*	Plexus Corp	81
8,066	*	Pure Storage, Inc	157
1,278	*	Quantum Corp	9
2,205	*	Ribbon Communications, Inc	17
596	*	Rogers Corp	120
2,051	*	Sanmina Corp	80
958	*	Scansource, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,358	*	Super Micro Computer, Inc	$48
1,240		Synnex Corp	151
7,384	*	Trimble Inc	604
3,576	*	TTM Technologies, Inc	51
379	*	Turtle Beach Corp	12
210		Ubiquiti, Inc	66
1,943	*	Velodyne Lidar, Inc	21
1,951	*	Viasat, Inc	97
7,253	*	Viavi Solutions, Inc	128
4,516		Vishay Intertechnology, Inc	102
398	*	Vishay Precision Group, Inc	14
4,816		Vontier Corp	157
9,257	*	Western Digital Corp	659
4,832		Xerox Holdings Corp	113
1,604	*	Zebra Technologies Corp (Class A)	849

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	89,537

TELECOMMUNICATION SERVICES - 1.3%
410	*	Anterix, Inc	25
215,513		AT&T, Inc	6,202
373		ATN International, Inc	17
669	*	Bandwidth Inc	92
573	*	Cincinnati Bell, Inc	9
1,375		Cogent Communications Group, Inc	106
2,586	*	Consolidated Communications Holdings, Inc	23
18,045	*	Globalstar, Inc	32
2,248	*,e	Gogo, Inc	26
521	*	IDT Corp (Class B)	19
3,657	*	Iridium Communications, Inc	146
1,581	*	Liberty Latin America Ltd (Class A)	22
5,022	*	Liberty Latin America Ltd (Class C)	71
33,627		Lumen Technologies, Inc	457
661	*	Ooma, Inc	12
2,552	*	ORBCOMM, Inc	29
1,013	*	Radius Global Infrastructure, Inc	15
1,811		Shenandoah Telecom Co	88
2,915		Telephone & Data Systems, Inc	66
17,545	*	T-Mobile US, Inc	2,541
444	*	US Cellular Corp	16
125,279		Verizon Communications, Inc	7,019
7,849	*	Vonage Holdings Corp	113

		TOTAL TELECOMMUNICATION SERVICES	17,146

TRANSPORTATION - 2.0%
2,138	*	Air Transport Services Group, Inc	50
3,985	*	Alaska Air Group, Inc	240
393	*	Allegiant Travel Co	76
269		Amerco, Inc	159
19,189	*	American Airlines Group, Inc	407
719		ArcBest Corp	42
798	*	Atlas Air Worldwide Holdings, Inc	54
1,550	*	Avis Budget Group, Inc	121
4,081		CH Robinson Worldwide, Inc	382
1,029	*	Copa Holdings S.A. (Class A)	78
1,032		Costamare, Inc	12
452	*	Covenant Transportation Group, Inc	9
69,354		CSX Corp	2,225
763	*	Daseke, Inc	5
19,931	*	Delta Air Lines, Inc	862
219	*,e	Eagle Bulk Shipping, Inc	10
1,070	*	Echo Global Logistics, Inc	33
5,114		Expeditors International of Washington, Inc	647
7,441		FedEx Corp	2,220

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

902		Forward Air Corp	$81
349	*	Frontier Group Holdings, Inc	6
791		Genco Shipping & Trading Ltd	15
1,420	*	Hawaiian Holdings, Inc	35
1,188		Heartland Express, Inc	20
1,111	*	Hub Group, Inc (Class A)	73
526	*	HyreCar, Inc	11
2,448		JB Hunt Transport Services, Inc	399
9,060	*	JetBlue Airways Corp	152
2,699		Kansas City Southern	765
1,943	*	Kirby Corp	118
4,439		Knight-Swift Transportation Holdings, Inc	202
990		Landstar System, Inc	156
8,428	*	Lyft, Inc (Class A)	510
2,253		Macquarie Infrastructure Co LLC	86
2,242		Marten Transport Ltd	37
1,352		Matson, Inc	87
982	*	Mesa Air Group, Inc	9
7,669		Norfolk Southern Corp	2,035
2,984		Old Dominion Freight Line	757
1,449	*	Radiant Logistics, Inc	10
1,666		Ryder System, Inc	124
1,798	*	Safe Bulkers, Inc	7
741	*	Saia, Inc	155
1,714		Schneider National, Inc	37
1,416	*	Skywest, Inc	61
18,024	*	Southwest Airlines Co	957
2,785	*	Spirit Airlines, Inc	85
295	*	Sun Country Airlines Holdings, Inc	11
836	*	TuSimple Holdings, Inc	60
48,676	*	Uber Technologies, Inc	2,440
20,203		Union Pacific Corp	4,443
9,516	*	United Airlines Holdings Inc	498
21,875		United Parcel Service, Inc (Class B)	4,549
200		Universal Logistics Holdings Inc	5
550	*	US Xpress Enterprises, Inc	5
1,875		Werner Enterprises, Inc	83
2,690	*	XPO Logistics, Inc	376
1,505	*	Yellow Corp	10

		TOTAL TRANSPORTATION	27,102

UTILITIES - 2.3%
20,249		AES Corp	528
1,489		Allete, Inc	104
7,893		Alliant Energy Corp	440
7,555		Ameren Corp	605
15,526		American Electric Power Co, Inc	1,313
1,275		American States Water Co	101
5,572		American Water Works Co, Inc	859
366		Artesian Resources Corp	13
3,897		Atmos Energy Corp	375
1,521		Avangrid, Inc	78
2,203		Avista Corp	94
1,598		Black Hills Corp	105
1,072		Brookfield Infrastructure Corp	81
3,901		Brookfield Renewable Corp	164
812	*	Cadiz, Inc	11
1,722		California Water Service Group	96
16,687		Centerpoint Energy, Inc	409
640		Chesapeake Utilities Corp	77
1,290		Clearway Energy, Inc (Class A)	32
2,243		Clearway Energy, Inc (Class C)	59
9,330		CMS Energy Corp	551
10,404		Consolidated Edison, Inc	746

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

24,518		Dominion Energy, Inc	$1,804
5,826		DTE Energy Co	755
22,607		Duke Energy Corp	2,232
11,609		Edison International	671
6,196		Entergy Corp	618
6,923		Essential Utilities Inc	316
7,032		Evergy, Inc	425
10,706		Eversource Energy	859
29,874		Exelon Corp	1,324
16,097		FirstEnergy Corp	599
349		Global Water Resources, Inc	6
2,788		Hawaiian Electric Industries, Inc	118
1,455		Idacorp, Inc	142
5,356		MDU Resources Group, Inc	168
899		MGE Energy, Inc	67
644		Middlesex Water Co	53
2,568		National Fuel Gas Co	134
2,338		New Jersey Resources Corp	92
59,426		NextEra Energy, Inc	4,355
12,354		NiSource, Inc	303
1,124		Northwest Natural Holding Co	59
1,255		NorthWestern Corp	76
6,994		NRG Energy, Inc	282
5,229		OGE Energy Corp	176
1,679		ONE Gas, Inc	124
1,235		Ormat Technologies, Inc	86
920		Otter Tail Corp	45
45,208	*,b	PG&E Corp	460
3,359		Pinnacle West Capital Corp	275
2,485		PNM Resources, Inc	121
2,243		Portland General Electric Co	103
23,565		PPL Corp	659
15,326		Public Service Enterprise Group, Inc	916
626	*	Pure Cycle Corp	9
9,233		Sempra Energy	1,223
678		SJW Corp	43
3,054	e	South Jersey Industries, Inc	79
32,393		Southern Co	1,960
1,379		Southwest Gas Holdings Inc	91
431		Spark Energy, Inc	5
1,343		Spire, Inc	97
2,548	*	Sunnova Energy International, Inc	96
6,929		UGI Corp	321
534		Unitil Corp	28
15,127		Vistra Energy Corp	281
9,700		WEC Energy Group, Inc	863
16,649		Xcel Energy, Inc	1,097
490		York Water Co	22

		TOTAL UTILITIES	31,479

		TOTAL COMMON STOCKS	1,337,592

		(Cost $394,056)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
95	e	Nabors Industries Ltd	1

		TOTAL ENERGY	1

MEDIA & ENTERTAINMENT - 0.0%
4,469	†	Media General, Inc	0

		TOTAL MEDIA & ENTERTAINMENT	0

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY			VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
478	†	Chinook Therapeutics, Inc			$0
1,565	†	Elanco Animal Health, Inc CVR			0	^
244	†	Omthera Pharmaceuticals, Inc			0	^
390	†	Tobira Therapeutics, Inc			0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			0	^

		TOTAL RIGHTS / WARRANTS			1

		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.9%
$ 6,173,000		Federal Agricultural Mortgage Corp (FAMC)	0.010%	07/01/21	6,173
1,000,000		Federal Home Loan Bank (FHLB)	0.085	07/14/21	1,000
5,000,000		FHLB	0.025	07/21/21	5,000

		TOTAL GOVERNMENT AGENCY DEBT			12,173

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
3,643,272	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.020		3,643

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			3,643

		TOTAL SHORT-TERM INVESTMENTS			15,816

		(Cost $15,816)
		TOTAL INVESTMENTS - 100.2%			1,353,410
		(Cost $409,873)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(2,478)

		NET ASSETS - 100.0%			$1,350,932

Abbreviation(s):

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The value of securities on loan is $5,635,476.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2021, the value of these securities is $106,393 or 0.01% of net assets.

Cost amounts are in thousands.

Futures contracts outstanding as of June 30, 2021 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	57	09/17/21	$12,003	$12,223	$220

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: August 16, 2021	By:	/s/Liza M. Tyler
Liza M. Tyler
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 16, 2021	By:	/s/Liza M. Tyler
Liza M. Tyler
Principal Executive Officer
(principal executive officer)

Dated: August 16, 2021	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)